UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Allen E. Grimes, III

DUPREE MUTUAL FUNDS 125 South Mill Street, Vine Center, Suite 100 Lexington

KY 40507

(Name and address of agent for service)

Registrants telephone number, including area code: (859) 254 7741

Date of fiscal year end: June 30

Date of reporting period: March 31, 2016

Item 1.	Schedule of Investments.

DUPREE MUTUAL FUNDS – ALABAMA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Alabama Municipal Bonds — 100% of Net Assets March 31, 2016	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
24.20% of Net Assets
Alabaster AL Board of Education Special Tax Warrants	5.000%	09/01/2039	A1	$600,000	$686,736
Decatur City AL Board of Education Special Tax	5.000	02/01/2040	Aa3	225,000	258,365
Etowah County AL Board of Education Capital Outlay Tax	5.000	09/01/2037	A+*	200,000	224,052
Jasper AL Warrants	5.000	03/01/2032	A2	450,000	519,161
Limestone County AL Board of Education	5.000	07/01/2033	AA*	255,000	294,839
Madison County AL Board of Education Capital Outlay	5.000	09/01/2031	Aa3	250,000	297,808
Madison County AL Board of Education Capital Outlay Tax	4.950	09/01/2025	Aa3	100,000	110,421
Madison County AL Board of Education Capital Outlay Tax	5.100	09/01/2028	Aa3	285,000	315,794
Madison County AL Board of Education Capital Outlay Tax	5.125	09/01/2034	Aa3	505,000	559,868
Mobile AL Public Education Building Authority	5.000	03/01/2033	A3	200,000	216,424
Montgomery AL Warrants	5.000	03/01/2028	Aa1	35,000	36,353
Montgomery County AL Board of Education Capital Outlay School Warrants	5.000	09/01/2039	AA*	150,000	170,205
Morgan County AL Board of Education Capital Outlay Warrants	5.000	03/01/2035	AA-*	1,050,000	1,186,426
Opelika AL Warrants	5.000	11/01/2031	Aa2	150,000	175,560
Phenix City AL School Warrants	5.000	08/01/2024	AA-*	80,000	82,730
Shelby County AL Board of Education Capital Outlay Warrants	5.000	02/01/2031	Aa2	615,000	697,459
Shelby County AL Board of Education Special Tax School Warrants	5.000	02/01/2025	Aa3	300,000	300,678
Sumter County AL Limited Obligation School Warrants	5.100	02/01/2034	NR	100,000	103,401
Sumter County AL Limited Obligation School Warrants	5.200	02/01/2039	NR	95,000	98,252
Troy AL Public Educational Building Authority Educational	5.250	12/01/2036	A2	225,000	257,096

					6,591,627
MUNICIPAL UTILITY REVENUE BONDS
18.53’% of Net Assets
Auburn AL Waterworks Board Water Revenue	5.000	09/01/2036	Aa2	250,000	292,088
Bessemer AL Governmental Utility Services Water Supply	4.750	06/01/2033	A2	100,000	103,909
Birmingham AL Waterworks Board Water Revenue	4.750	01/01/2036	Aa2	215,000	232,920
Birmingham AL Waterworks Board Water Revenue	5.000	01/01/2026	Aa2	80,000	93,109
Birmingham AL Waterworks Board Water Revenue	5.000	01/01/2040	Aa2	150,000	173,556
Birmingham AL Waterworks Board Water Revenue	5.000	01/01/2038	Aa2	550,000	620,681
Chatom AL Industrial Board Gulf Opportunity Zone	5.000	08/01/2037	A3	150,000	166,871
Cullman AL Utility Board Water Revenue	4.750	09/01/2037	A1	400,000	430,976
Huntsville AL Water Systems Revenue Bonds	5.000	11/01/2033	Aa1	300,000	323,190
Jasper AL Waterworks and Sewer Board Utility Revenue	5.000	06/01/2030	A+*	455,000	517,108
Limestone County AL Water & Sewer Authority	5.000	12/01/2033	A*	300,000	345,213
Limestone County AL Water & Sewer Authority	5.000	12/01/2034	A*	250,000	297,963
Limestone County AL Water & Sewer Authority	4.750	12/01/2035	AA*	400,000	444,028
Muscle Shoals AL Utilities Board Water & Sewer	5.750	12/01/2033	AA-*	100,000	111,960
Opelika AL Water Board Revenue	5.000	06/01/2037	Aa3	250,000	277,318
Opelika AL Water Board Revenue	5.250	06/01/2036	Aa3	70,000	79,199
Phenix City AL Water and Sewer	5.000	08/15/2034	A3	90,000	99,411
Tallassee AL Water Gas and Sewer Warrants	5.125	05/01/2036	A2	75,000	82,934
West Morgan East Lawrence AL Water & Sewer	4.850	08/15/2035	AA*	250,000	270,410
West Morgan East Lawrence AL Water & Sewer	4.750	08/15/2030	AA*	75,000	82,764

					5,045,605
PREREFUNDED BONDS
17.32% of Net Assets
AL State Public School & College Authority Capital Improvement	5.000	12/01/2024	Aa1	100,000	107,042
AL State Public School & College Authority Capital Improvement	5.000	12/01/2025	Aa1	640,000	685,069
AL State Public School & College Authority Refinancing	5.000	05/01/2024	Aa1	125,000	140,265
Albertville AL Warrants	5.000	02/01/2035	AA*	110,000	122,587
Auburn University AL General Fee Revenue	5.000	06/01/2032	Aa2	45,000	45,339
Auburn University AL General Fee Revenue	5.000	06/01/2027	Aa2	300,000	315,141
Auburn University AL General Fee Revenue	5.000	06/01/2033	Aa2	420,000	441,197
Auburn University AL General Fee Revenue	5.000	06/01/2038	Aa2	600,000	630,282
Auburn University AL General Fee Revenue	5.000	06/01/2022	Aa2	50,000	54,456
Elmore County AL Public Education Cooperative	5.000	08/01/2032	Aa3	50,000	52,862
Fort Payne AL Waterworks Board Water Revenue	4.750	07/01/2034	AA-*	100,000	112,200
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2027	Aa1	130,000	135,641
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2033	Aa1	65,000	67,820
Jacksonville AL State University	5.125	12/01/2033	AA*	235,000	261,167
Montgomery AL Warrants	5.000	03/01/2028	Aa1	140,000	145,569
Muscle Shoals AL Utilities Board Water & Sewer	5.750	12/01/2033	NR	330,000	372,167
North Marshall AL Utilities Board Water Revenue	5.100	10/01/2030	AA*	375,000	414,143
Phenix City AL School Warrants	5.000	02/01/2017	NR	120,000	124,361
University of AL General Revenue	5.000	07/01/2028	Aa2	325,000	328,705
West Morgan - East Lawrence Water Authority AL Water Revenue	5.000	08/15/2025	A2	150,000	160,028

					4,716,041
PUBLIC FACILITIES REVENUE BONDS
12.49% of Net Assets
Anniston AL Public Building Authority	5.000	03/01/2032	A2	400,000	446,968
Anniston AL Public Building Authority DHR Project	5.250	05/01/2030	AA-*	50,000	57,335
Anniston AL Public Building Authority DHR Project	5.500	05/01/2033	AA-*	200,000	230,368
Bessemer AL Public Educational Building Authority Revenue	5.000	07/01/2030	AA*	250,000	281,165
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2027	Aa1	245,000	254,878
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2033	Aa1	110,000	114,132
Lowndes County AL Warrants	5.250	02/01/2037	A2	250,000	278,098
Montgomery AL Warrants	5.000%	02/01/2030	A1	$300,000	$337,890
Trussville AL Warrants	5.000	10/01/2039	Aa2	1,220,000	1,399,547

					3,400,381

DUPREE MUTUAL FUNDS – ALABAMA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Alabama Municipal Bonds — 100% of Net Assets March 31, 2016	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
12.41% of Net Assets
AL State Private Colleges & Universities Tuskegee University	4.750	09/01/2026	AA*	500,000	501,660
Auburn University AL General Fee Revenue	5.000	06/01/2036	Aa2	150,000	172,379
Jacksonville AL State University	5.125	12/01/2033	AA*	215,000	234,763
Troy University AL Facilities Revenue	5.000	11/01/2028	A1	250,000	298,260
Tuscaloosa AL Public Education Building Authority Student Housing	6.375	07/01/2028	AA*	250,000	278,748
Tuscaloosa AL Public Education Building Authority Student Housing	6.750	07/01/2033	AA*	495,000	553,559
University of AL Birmingham	5.000	10/01/2037	Aa2	225,000	257,623
University of Alabama General Revenue	5.000	07/01/2034	Aa2	250,000	270,673
University of South AL University Revenues Facilities	5.000	08/01/2029	Aa1	550,000	597,938
University of South AL University Revenues Facilities	4.750	08/01/2033	Aa1	100,000	107,375
University of South AL University Revenues Refunding Tuition	5.000	12/01/2029	Aa1	105,000	107,918

					3,380,894
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
7.99% of Net Assets
AL Incentives Financing Authority Special Obligation	5.000	09/01/2029	AA-*	125,000	140,719
Daphne AL Warrants	5.000	04/01/2023	Aa2	250,000	250,828
Jasper AL Warrants	5.000	03/01/2031	A2	250,000	289,768
Madison AL Warrants	5.000	04/01/2035	Aa2	350,000	409,063
Mobile AL Refunding Warrants	5.000	02/15/2027	Aa2	335,000	372,641
Tuscaloosa AL Warrants	5.000	10/15/2034	Aa1	175,000	192,483
Tuscaloosa AL Warrants	5.125	01/01/2039	Aa1	150,000	165,491
Tuscaloosa AL Warrants	5.000	07/01/2034	Aa1	300,000	355,095

					2,176,085
REFUNDING BONDS
5.05% of Net Assets
Enterprise AL Warrants	4.500	11/01/2032	Aa3	115,000	124,661
Northport AL Warrants	5.000	08/01/2040	AA-*	735,000	837,415
Tuscaloosa AL Warrants	5.000	01/01/2032	Aa1	350,000	413,994

					1,376,070
STATE AND LOCAL MORTGAGE/HOUSING BONDS
.42% of Net Assets
AL Housing Finance Authority Single Family Mortgage Revenue	5.375	10/01/2033	Aaa	110,000	114,491

INDUSTRIAL REVENUE/POLLUTION CONTROL BONDS
.07% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue	6.200	11/01/2020	A*	20,000	20,002

Total Investments 98.48% of Net Assets (cost $25,267,796) (See (a) below for further explanation)					$26,821,196

Other assets in excess of liabilities 1.52%					413,687

Net Assets 100%					$27,234,883

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
NR	Not Rated

(a)	Cost for federal income tax purposes is $25,267,796 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,554,236
Unrealized depreciation	(685)

Net unrealized appreciation	$1,553,551

Other Information

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	26,821,196
Level 3	Significant Unobservable Inputs	—

$26,821,196

The Fund held no investments or other financial instruments as of March 31, 2016 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending March 31, 2016.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets March 31, 2016	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
25.07% of Net Assets
KT State Property & Building #112	5.000%	02/01/2036	Aa3	$7,920,000	$9,164,945
KY Association of Counties	5.000	02/01/2030	AA-*	625,000	708,000
KY Association of Counties	5.000	02/01/2032	AA-*	1,000,000	1,130,570
KY Association of Counties	5.000	02/01/2035	AA-*	995,000	1,109,087
KY Bond Corporation Finance Program	5.500	02/01/2031	AA-*	1,115,000	1,314,752
KY State Property & Building #100	5.000	08/01/2026	Aa3	2,000,000	2,348,500
KY State Property & Building #100	5.000	08/01/2027	Aa3	1,710,000	1,999,366
KY State Property & Building #100	5.000	08/01/2028	Aa3	4,000,000	4,668,000
KY State Property & Building #100	5.000	08/01/2029	Aa3	2,500,000	2,906,400
KY State Property & Building #100	5.000	08/01/2030	Aa3	9,980,000	11,591,371
KY State Property & Building #100	5.000	08/01/2031	Aa3	5,100,000	5,912,175
KY State Property & Building #105	4.750	04/01/2031	A1	2,110,000	2,378,476
KY State Property & Building #105	4.750	04/01/2032	A1	2,205,000	2,475,113
KY State Property & Building #105	4.750	04/01/2033	A1	2,310,000	2,588,309
KY State Property & Building #106	5.000	10/01/2029	Aa3	4,130,000	4,881,660
KY State Property & Building #106	5.000	10/01/2032	Aa3	6,275,000	7,327,757
KY State Property & Building #106	5.000	10/01/2030	Aa3	7,165,000	8,420,595
KY State Property & Building #106	5.000	10/01/2031	Aa3	4,910,000	5,748,383
KY State Property & Building #106	5.000	10/01/2033	Aa3	4,870,000	5,658,161
KY State Property & Building #108	5.000	08/01/2031	Aa3	8,290,000	9,845,950
KY State Property & Building #108	5.000	08/01/2034	Aa3	4,900,000	5,727,218
KY State Property & Building #108	5.000	08/01/2026	Aa3	955,000	1,170,448
KY State Property & Building #108	5.000	08/01/2032	Aa3	8,820,000	10,419,595
KY State Property & Building #108	5.000	08/01/2033	Aa3	5,270,000	6,187,876
KY State Property & Building #108	5.000	08/01/2030	Aa3	5,000,000	5,970,300
KY State Property & Building #108	5.000	08/01/2028	Aa3	2,670,000	3,222,503
KY State Property & Building #110	5.000	08/01/2029	Aa3	4,200,000	5,049,744
KY State Property & Building #110	5.000	08/01/2032	Aa3	1,515,000	1,789,760
KY State Property & Building #110	5.000	08/01/2033	Aa3	1,000,000	1,174,170
KY State Property & Building #110	5.000	08/01/2034	Aa3	1,900,000	2,222,449
KY State Property & Building #110	5.000	08/01/2035	Aa3	3,030,000	3,525,375
KY State Property & Building #76	5.500	08/01/2021	Aa3	1,400,000	1,680,406
KY State Property & Building #83	5.000	10/01/2017	Aa3	5,000,000	5,312,500
KY State Property & Building #87	5.000	03/01/2019	Aa3	35,000	36,317
KY State Property & Building #87	5.000	03/01/2022	Aa3	30,000	31,140
KY State Property & Building #87	5.000	03/01/2023	Aa3	95,000	98,592
KY State Property & Building #87	5.000	03/01/2025	Aa3	270,000	280,436
KY State Property & Building #87	5.000	03/01/2026	Aa3	170,000	176,443
KY State Property & Building #87	5.000	03/01/2027	Aa3	165,000	170,960
KY State Property & Building #89	5.000	11/01/2027	Aa3	4,900,000	5,438,461
KY State Property & Building #90	5.375	11/01/2023	Aa3	1,200,000	1,331,592
KY State Property & Building #90	5.500	11/01/2028	Aa3	24,805,000	27,597,298
KY State Property & Building #91	5.750	04/01/2029	A1	210,000	228,696
KY State Property & Building #93	5.250	02/01/2025	Aa3	7,250,000	8,095,568
KY State Property & Building #93	4.875	02/01/2028	Aa3	500,000	550,440
KY State Property & Building #93	5.250	02/01/2028	Aa3	10,500,000	11,705,925
KY State Property & Building #93	5.000	02/01/2029	Aa3	500,000	552,765
KY State Property & Building #93	5.250	02/01/2029	Aa3	22,640,000	25,226,620
KY State Property & Building #96	5.000	11/01/2029	Aa3	5,000,000	5,589,650
KY State Property & Building #98	5.000	08/01/2021	Aa3	2,505,000	2,882,829
KY State Property & Building #112	5.000	02/01/2035	Aa3	8,325,000	9,656,501
Lexington Fayette Urban County Government	5.000	01/01/2033	Aa2	1,685,000	2,006,869
Lexington Fayette Urban County Government	5.000	01/01/2028	Aa2	820,000	1,004,008
Lexington Fayette Urban County Government	5.000	01/01/2029	Aa2	345,000	420,576
Pendleton County KY Multi-County Lease Revenue	6.400	03/01/2019	B*	3,000,000	3,188,580

					251,900,176

PREREFUNDED BONDS
13.64% of Net Assets
Campbell County KY School District Finance Corporation	4.500	08/01/2023	Aa3	980,000	992,965
Franklin County KY School Building Revenue	4.750	05/01/2027	Aa3	3,570,000	3,728,151
Hardin County KY School District Finance Corporation	4.750	06/01/2027	Aa3	1,250,000	1,308,713
Jefferson County KY School District Finance Corporation	4.750	12/01/2026	Aa2	3,770,000	3,874,429
Jefferson County KY School District Finance Corporation	4.750	06/01/2027	Aa2	3,000,000	3,142,710
Jefferson County KY School District Finance Corporation	4.500	07/01/2023	Aa2	2,500,000	2,525,000
Jefferson County KY School District Finance Corporation	4.625	07/01/2025	Aa2	7,545,000	7,622,412
Jefferson County KY School District Finance Corporation	5.000	07/01/2026	Aa2	5,025,000	5,081,381
Kenton County KY School District Finance Corporation	5.000	02/01/2029	Aa3	3,270,000	3,640,295
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2024	Aa2	5,445,000	5,785,313
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2026	Aa2	6,090,000	6,470,625
KY State Property & Building #87	5.000	03/01/2019	Aa3	2,965,000	3,082,384
KY State Property & Building #87	5.000	03/01/2022	Aa3	1,635,000	1,699,730
KY State Property & Building #87	5.000	03/01/2023	Aa3	5,080,000	5,281,117
KY State Property & Building #87	5.000	03/01/2025	Aa3	14,565,000	15,141,628
KY State Property & Building #87	5.000	03/01/2026	Aa3	8,060,000	8,379,095
KY State Property & Building #87	5.000	03/01/2027	Aa3	10,125,000	10,525,849
KY State Property & Building #88	5.000	11/01/2024	Aa3	1,355,000	1,443,238

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets March 31, 2016	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY State Property & Building #88	4.750%	11/01/2027	Aa3	$5,800,000	$6,166,328
KY State Property & Building #89	5.000	11/01/2025	Aa3	5,000,000	5,526,350
KY State Property & Building #89	5.000	11/01/2026	Aa3	13,390,000	14,799,565
Laurel County School District Finance Corporation	4.625	08/01/2026	Aa3	3,150,000	3,193,407
Laurel County School District Finance Corporation	4.750	06/01/2026	Aa3	1,000,000	1,047,090
Louisville & Jefferson County Metropolitan Health - St. Marys	6.125	02/01/2037	NR	1,300,000	1,425,723
Louisville & Jefferson County Waterworks	5.000	11/15/2027	Aaa	2,000,000	2,054,940
Louisville & Jefferson County Waterworks	5.000	11/15/2031	Aaa	10,695,000	10,988,792
Taylor County KY Detention Facility	4.750	09/01/2027	A1	2,110,000	2,147,453

					137,074,681
MUNICIPAL UTILITY REVENUE BONDS
12.42% of Net Assets
Campbell and Kenton Counties Sanitary Sewer	5.000	08/01/2025	Aa2	2,395,000	2,525,144
Campbell and Kenton Counties Sanitary Sewer	5.000	08/01/2037	Aa2	11,220,000	11,771,351
Campbell and Kenton Counties Sanitary Sewer	5.000	08/01/2026	Aa2	4,175,000	4,401,327
Campbell and Kenton Counties Sanitary Sewer	5.000	08/01/2027	Aa2.	4,385,000	4,626,307
Frankfort KY Electric & Water	4.750	12/01/2034	AA*	695,000	811,433
Frankfort KY Electric & Water	4.750	12/01/2035	AA*	725,000	840,964
Frankfort KY Electric & Water	4.750	12/01/2038	AA*	835,000	960,192
Frankfort KY Electric & Water	4.750	12/01/2036	AA*	760,000	877,747
Frankfort KY Electric & Water	4.750	12/01/2037	AA*	800,000	924,608
KY Rural Water Financing Corporation	4.500	02/01/2023	A+*	1,085,000	1,265,707
KY Rural Water Financing Corporation	4.500	02/01/2024	A+*	880,000	1,029,028
KY Infrastructure Authority Wastewater and Drinking Water	5.000	02/01/2027	Aaa	2,500,000	2,848,775
KY Infrastructure Authority Wastewater and Drinking Water	5.000	02/01/2028	Aaa	2,000,000	2,275,000
KY Rural Water Financing Corporation	5.125	02/01/2035	A+*	525,000	576,875
KY Rural Water Financing Corporation	5.375	02/01/2020	A+*	245,000	245,662
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2031	Aa3	2,465,000	2,875,201
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2034	Aa3	2,230,000	2,577,635
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2036	Aa3	2,795,000	3,200,638
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2035	Aa3	2,245,000	2,581,930
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2035	Aa3	4,825,000	5,759,699
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2034	Aa3	4,595,000	5,515,333
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2024	Aa3	7,000,000	7,477,540
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2025	Aa3	5,185,000	5,629,666
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2021	Aa3	2,865,000	3,271,658
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2023	Aa3	2,500,000	2,848,125
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2034	Aa3	27,730,000	32,244,444
Northern KY Water District	6.000	02/01/2028	Aa3	1,010,000	1,128,412
Northern KY Water District	6.000	02/01/2031	Aa3	1,000,000	1,117,480
Northern KY Water District	6.500	02/01/2033	Aa3	1,585,000	1,785,930
Northern KY Water District	5.000	02/01/2033	Aa3	3,580,000	4,031,868
Northern KY Water District	5.000	02/01/2026	Aa3	1,000,000	1,174,000
Northern KY Water District	5.000	02/01/2027	Aa3	4,315,000	5,047,601
Owensboro KY Water Revenue	5.000	09/15/2025	A1	545,000	595,102

					124,842,379
TURNPIKES/TOLLROAD/HIGHWAY BONDS
12.41% of Net Assets
KY Asset Liability Commission Federal Highway	5.000	09/01/2022	A2	3,500,000	4,021,570
KY Asset Liability Commission Federal Highway	5.250	09/01/2019	A2	1,765,000	1,999,763
KY Asset Liability Commission Federal Highway	5.000	09/01/2021	A2	1,570,000	1,809,048
KY Asset Liability Commission Federal Highway	5.250	09/01/2025	A2	3,400,000	4,145,008
KY Asset Liability Commission Federal Highway	5.000	09/01/2027	A2	9,760,000	11,933,259
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2025	Aa2	3,225,000	3,519,572
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2027	Aa2	9,530,000	10,387,033
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2028	Aa2	2,460,000	2,678,350
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2026	Aa2	4,440,000	4,995,799
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2027	Aa2	3,080,000	3,462,413
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2	10,035,000	11,250,138
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2025	Aa2	3,775,000	4,447,932
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2	5,165,000	6,011,802
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa2	1,845,000	2,142,469
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2028	Aa2	4,930,000	5,910,084
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa2	1,465,000	1,745,679
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2031	Aa2	9,350,000	11,092,653
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2	7,235,000	8,659,065
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa2	8,755,000	10,347,097
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa2	1,315,000	1,562,233
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2024	Aa2	1,500,000	1,816,050

KY State Turnpike Economic Development Road Revenue	5.000	07/01/2033	Aa2	5,000,000	5,871,050
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2	4,000,000	4,878,920

					124,686,986
REFUNDED BONDS
9.25% of Net Assets
KY State Property & Building #102	5.000	05/01/2024	Aa3	405,000	486,786
KY State Property & Building #104	5.000	11/01/2021	A1	2,085,000	2,459,716
KY State Property & Building #104	5.000	11/01/2022	A1	1,290,000	1,540,750
KY State Property & Building #108	5.000	08/01/2025	Aa3	2,690,000	3,284,221

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets March 31, 2016	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY State Property & Building #80	5.250%	05/01/2018	Aa3	$2,940,000	$3,200,778
KY State Property & Building #80	5.250	05/01/2020	Aa3	1,000,000	1,155,280
KY State Property & Building #83	5.000	10/01/2018	Aa3	17,750,000	19,443,173
KY State Property & Building #83	5.250	10/01/2020	Aa3	24,220,000	28,215,331
KY State Property & Building #84	5.000	08/01/2019	Aa3	10,000,000	11,251,900
KY State Property & Building #84	5.000	08/01/2021	Aa3	310,000	365,059
KY State Property & Building #84	5.000	08/01/2022	Aa3	18,000,000	21,528,000

					92,930,994
SCHOOL IMPROVEMENT BONDS
7.71% of Net Assets
Fayette County KY School District Finance Corporation	5.000	06/01/2031	A1	3,705,000	4,191,504
Fayette County KY School District Finance Corporation	5.000	08/01/2028	Aa3	1,330,000	1,607,677
Fayette County KY School District Finance Corporation	5.000	10/01/2028	A1	2,875,000	3,387,440
Fayette County KY School District Finance Corporation	5.000	10/01/2029	A1	3,660,000	4,290,435
Fayette County KY School District Finance Corporation	5.000	10/01/2032	A1	3,615,000	4,194,738
Fayette County KY School District Finance Corporation	5.000	10/01/2033	A1	4,385,000	5,068,841
Fayette County KY School District Finance Corporation	4.750	11/01/2031	Aa3	1,730,000	2,020,259
Fayette County KY School District Finance Corporation	5.000	08/01/2034	Aa3	8,750,000	10,258,413
Fayette County KY School District Finance Corporation	5.000	08/01/2032	Aa3	10,600,000	12,503,336
Hardin County KY School District Finance Corporation	5.000	05/01/2030	Aa3	450,000	516,578
Hardin County KY School District Finance Corporation	5.000	05/01/2031	Aa3	470,000	538,554
Jefferson County KY School District Finance Corporation	5.000	05/01/2032	Aa2	4,230,000	4,996,180
Jefferson County KY School District Finance Corporation	5.000	05/01/2033	Aa2	5,145,000	6,064,514
Jefferson County KY School District Finance Corporation	5.000	05/01/2034	Aa2	5,405,000	6,345,092
Jefferson County KY School District Finance Corporation	5.000	04/01/2030	Aa2	975,000	1,166,890
Jefferson County KY School District Finance Corporation	5.000	04/01/2031	Aa2	1,025,000	1,222,179
Jefferson County KY School District Finance Corporation	4.750	04/01/2034	Aa2	1,165,000	1,347,637
Jefferson County KY School District Finance Corporation	4.750	04/01/2035	Aa2	1,220,000	1,403,915
Scott County KY School District Finance Corporation	4.500	01/01/2025	Aa3	4,890,000	5,823,452
Shelby County KY School District Finance Corporation	5.000	02/01/2028	Aa3	500,000	545,440

					77,493,073
HOSPITAL AND HEALTHCARE BONDS
6.43% of Net Assets
KY Development Finance Authority - Baptist Healthcare	5.625	08/15/2027	A3	4,855,000	5,309,185
KY Development Finance Authority - Baptist Healthcare	5.375	08/15/2024	A3	1,205,000	1,315,462
KY Development Finance Authority - Catholic Health	5.000	05/01/2029	A2	2,410,000	2,625,117
KY Development Finance Authority - Catholic Health	5.375	01/01/2040	A2	300,000	341,853
KY Development Finance Authority - St. Elizabeth	5.500	05/01/2039	AA*	1,000,000	1,112,070
KY Development Finance Authority - St. Elizabeth	5.125	05/01/2029	AA*	2,750,000	3,042,215
KY Development Finance Authority - St. Elizabeth	5.375	05/01/2034	AA*	2,560,000	2,838,963
Lexington Fayette Urban County Government	5.250	06/01/2032	Aa3	1,500,000	1,706,625
Lexington Fayette Urban County Government Healthcare	5.250	06/01/2028	Aa3	1,000,000	1,149,740
Lexington-Fayette Urban County Government Public Facilities	5.000	06/01/2033	Aa3	5,260,000	5,877,261
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2030	A2	2,000,000	2,264,480
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2035	A2	14,785,000	16,402,775
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2031	A2	2,750,000	3,083,740
Louisville & Jefferson County Metropolitan Health - Norton Health	5.000	10/01/2030	A-*	2,000,000	2,032,920
Louisville & Jefferson County Metropolitan Health - Norton Health	5.250	10/01/2036	A-*	3,460,000	3,513,941
Louisville & Jefferson County Metropolitan Health - Norton Health	5.500	10/01/2033	A-*	2,000,000	2,335,040
Louisville & Jefferson Metropolitan Government Health	5.000	10/01/2026	A-*	530,000	540,330
Pike County KY Mortgage Revenue-Phelps Regional Health	5.650	09/20/2027	NR	2,035,000	2,040,250
Warren County KY Hospital	5.000	04/01/2028	A+*	6,225,000	7,136,900

					64,668,868
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
6.20% of Net Assets
Boyle County KY College Improvement - Centre College - A	4.750	06/01/2032	A3	5,330,000	5,542,774
Eastern KY University	5.000	04/01/2033	Aa3	910,000	1,073,855
Louisville & Jefferson County University of Louisville	4.750	03/01/2028	Aa3	3,250,000	3,476,265
Morehead State University	5.000	04/01/2028	Aa3	1,780,000	2,175,178
Morehead State University	5.000	04/01/2029	Aa3	870,000	1,053,683
Murray State University	5.000	03/01/2032	Aa3	2,220,000	2,614,472
University of Kentucky General Receipts	5.000	04/01/2037	Aa2	7,180,000	8,349,837
University of Kentucky General Receipts	5.000	04/01/2038	Aa2	7,395,000	8,571,027
University of Kentucky General Receipts	5.000	04/01/2030	Aa2	5,490,000	6,698,843

University of Kentucky General Receipts	5.000	04/01/2036	Aa2	4,820,000	5,624,169
University of Kentucky Higher Educational	4.750	04/01/2034	Aa2	5,435,000	6,334,112
University of Louisville General Receipts	5.000	09/01/2029	Aa3	2,280,000	2,670,313
University of Louisville General Receipts	5.000	09/01/2030	Aa3	440,000	514,580
University of Louisville General Receipts	5.000	09/01/2031	Aa3	2,580,000	3,005,674
Western KY University	4.750	09/01/2033	Aa3	2,505,000	2,908,255
Western KY University	5.000	05/01/2032	Aa3	1,500,000	1,724,985

					62,338,021
PUBLIC FACILITIES REVENUE BONDS
3.81% of Net Assets
Bracken County KY Public Property	5.000	08/01/2029	Aa3	840,000	975,164
Bracken County KY Public Property	5.000	08/01/2030	Aa3	1,110,000	1,286,768
Franklin County KY Public Properties Justice Center	5.000	04/01/2029	Aa3	2,630,000	3,022,554
KY State Certificates of Participation	5.000	06/15/2034	Aa3	1,640,000	1,916,438

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets March 31, 2016	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY State Certificates of Participation	5.000%	06/15/2038	Aa3	$7,535,000	$8,673,614
Louisville & Jefferson County Metropolitan Parking	5.000	12/01/2022	Aa2	625,000	713,563
Louisville & Jefferson County Metropolitan Parking	5.750	12/01/2034	Aa2	2,750,000	3,198,553
Owensboro KY Public Property	4.500	04/01/2034	A1	1,165,000	1,264,736
River City, Inc. Parking Authority	4.750	06/01/2027	Aa2	750,000	883,763
River City, Inc. Parking Authority	4.750	06/01/2028	Aa23	940,000	1,098,775
River City, Inc. Parking Authority	4.750	06/01/2030	Aa2	1,025,000	1,178,330
River City, Inc. Parking Authority	4.750	06/01/2029	Aa2	1,160,000	1,340,125
River City, Inc. Parking Authority	4.750	06/01/2031	Aa2	1,270,000	1,451,902
River City, Inc. Parking Authority	4.750	06/01/2029	Aa2	980,000	1,132,174
River City, Inc. Parking Authority	5.000	06/01/2033	Aa2	1,395,000	1,620,502
River City, Inc. Parking Authority	5.000	06/01/2031	Aa2	1,080,000	1,267,726
River City, Inc. Parking Authority	5.000	06/01/2032	Aa2	1,130,000	1,308,642
Warren County KY Downtown Economic Development Authority	5.000	06/01/2038	AA-*	2,345,000	2,679,514
Wolfe County KY Public Property	5.000	04/01/2030	Aa3	2,855,000	3,230,861

					38,243,702
STATE AND LOCAL MORTGAGE/HOUSING BONDS
1.32% of Net Assets
Greater KY Housing Assistance Corporation-Chenowith Woods	6.100	01/01/2024	A3	315,000	315,863
KY Economic Development Finance Authority-Christian Care	5.375	11/20/2035	AA+*	1,905,000	1,965,103
KY Housing Corporation	4.750	07/01/2032	Aaa	1,265,000	1,281,331
KY Housing Corporation	4.900	07/01/2028	Aaa	440,000	450,327
KY Housing Corporation	4.875	07/01/2023	Aaa	1,330,000	1,370,538
KY Housing Corporation	4.850	07/01/2029	Aaa	2,975,000	3,125,535
KY Housing Corporation	4.750	07/01/2035	Aaa	3,610,000	3,817,864
KY Housing Corporation Country Place Apartments	4.750	04/20/2031	AA+*	935,000	993,681

					13,320,242
AIRPORT BONDS
.83% of Net Assets
Lexington-Fayette Urban County Airport Board	5.000	07/01/2030	Aa2	1,250,000	1,480,550
Lexington-Fayette Urban County Airport Board	5.000	07/01/2032	Aa2	1,430,000	1,685,427
Lexington-Fayette Urban County Airport Board	5.000	07/01/2033	Aa2	1,520,000	1,788,569
Lexington-Fayette Urban County Airport Board	5.000	07/01/2038	Aa2	1,720,000	1,959,837
Lexington-Fayette Urban County Airport Board	5.000	07/01/2028	Aa2	1,170,000	1,391,867

					8,306,249
MISCELLANEOUS REVENUE BONDS
.24% of Net Assets
KY State Property & Building #106	5.000	10/01/2028	Aa3	2,030,000	2,411,742

Total Investments 99.33% of Net Assets (cost $933,638,383) (See (a) below for further explanation)					$998,217,113

Other assets in excess of liabilities 0.67%					6,727,998

Net Assets 100%					$1,004,945,111

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
NR	Not Rated

(a)	Cost for federal income tax purposes is $933,638,383 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$64,666,564
Unrealized depreciation	(34,727)

Net unrealized appreciation	$64,631,837

Other Information

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	998,217,113
Level 3	Significant Unobservable Inputs	—

$998,217,113

The Fund held no investments or other financial instruments as of March 31, 2016 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending March 31, 2016.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds -- 100% of Net Assets March 31, 2016	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
22.33% of Net Assets
KY Association of Counties	4.250%	02/01/2017	AA-*	$500,000	$513,825
KY Association of Counties	4.000	02/01/2018	AA-*	115,000	121,466
KY Association of Counties	4.250	02/01/2019	AA-*	255,000	276,673
KY State Property & Building #100	5.000	08/01/2019	Aa3	100,000	112,204
KY State Property & Building #100	5.000	08/01/2017	Aa3	500,000	527,585
KY State Property & Building #100	5.000	08/01/2025	Aa3	500,000	587,965
KY State Property & Building #106	5.000	10/01/2021	Aa3	750,000	876,428
KY State Property & Building #106	5.000	10/01/2023	Aa3	540,000	649,388
KY State Property & Building #106	5.000	10/01/2024	Aa3	750,000	909,525
KY State Property & Building #106	5.000	10/01/2025	Aa3	2,365,000	2,866,025
KY State Property & Building #108	5.000	08/01/2023	Aa3	2,000,000	2,396,760
KY State Property & Building #108	5.000	08/01/2023	Aa3	875,000	1,048,583
KY State Property & Building #110	5.000	08/01/2023	Aa3	1,750,000	2,097,165
KY State Property & Building #76	5.500	08/01/2017	Aa3	190,000	201,869
KY State Property & Building #76	5.500	08/01/2018	Aa3	1,415,000	1,559,401
KY State Property & Building #83	5.000	10/01/2017	Aa3	100,000	106,250
KY State Property & Building #87	5.000	03/01/2017	Aa3	850,000	883,337
KY State Property & Building #87	5.000	03/01/2018	Aa3	100,000	103,912
KY State Property & Building #87	5.000	03/01/2020	Aa3	95,000	98,690
KY State Property & Building #89	3.750	11/01/2017	Aa3	100,000	104,567
KY State Property & Building #90	5.000	11/01/2018	Aa3	250,000	274,630
KY State Property & Building #90	5.750	11/01/2019	Aa3	200,000	223,838
KY State Property & Building #90	5.000	11/01/2020	Aa3	495,000	544,564
KY State Property & Building #93	5.250	02/01/2018	Aa3	510,000	549,270
KY State Property & Building #93	5.250	02/01/2021	Aa3	200,000	223,326
KY State Property & Building #94	5.000	05/01/2017	Aa3	500,000	522,550
KY State Property & Building #95	5.000	08/01/2017	Aa3	200,000	211,062
KY State Property & Building #100	5.000	08/01/2024	Aa3	750,000	884,895

					19,475,753
SCHOOL IMPROVEMENT BONDS
14.39% of Net Assets
Barren County KY School District Finance Corporation	5.000	08/01/2023	Aa3	500,000	605,240
Barren County KY School District Finance Corporation	5.000	08/01/2022	Aa3	1,055,000	1,258,984
Bullitt County KY School District Finance Corporation	5.000	09/01/2022	Aa3	300,000	358,125
Fayette County KY School District Finance Corporation	5.000	08/01/2023	Aa3	1,000,000	1,206,690
Fayette County KY School District Finance Corporation	4.000	06/01/2022	A1	1,000,000	1,110,670
Fayette County KY School District Finance Corporation	5.000	06/01/2023	Aa3	500,000	604,870
Grant County KY School District Finance Corporation	3.750	06/01/2017	Aa3	190,000	192,820
Hardin County KY School District	5.000	03/01/2023	Aa3	770,000	926,780
Jefferson County KY School District Finance Corporation	5.250	01/01/2017	Aa2	200,000	206,870
Jefferson County KY School District Finance Corporation	4.000	12/01/2023	Aa2	1,000,000	1,158,420
Jessamine County KY School District Finance Corporation	5.000	02/01/2023	Aa3	575,000	693,209
Johnson County KY School District Finance Corporation	3.000	12/01/2019	Aa3	180,000	190,456
Laurel County KY School District Finance Corporation	4.000	06/01/2024	Aa3	465,000	530,979
Laurel County KY School District Finance Corporation	4.000	06/01/2022	Aa3	890,000	1,004,338
Pendleton County KY School District Finance Corporation	4.000	02/01/2020	Aa3	450,000	460,751
Pike County School District Finance Corporation	5.000	02/01/2025	Aa3	900,000	1,085,238
Warren County KY School District Finance Corporation	4.000	04/01/2018	Aa3	125,000	132,408
Warren County KY School District Finance Corporation	4.000	06/01/2022	Aa3	725,000	817,691

					12,544,538
REFUNDED BONDS
14.03% of Net Assets
KY State Property & Building #101	5.000	10/01/2019	Aa3	1,050,000	1,180,589
KY State Property & Building #104	5.000	11/01/2021	A1	1,000,000	1,179,720
KY State Property & Building #106	5.000	10/01/2026	Aa3	1,000,000	1,202,570
KY State Property & Building #108	5.000	08/01/2022	Aa3	200,000	236,302
KY State Property & Building #112	5.000	11/01/2024	Aa3	2,500,000	3,018,675
KY State Property & Building #82	5.250	10/01/2017	Aa3	1,260,000	1,343,626
KY State Property & Building #83	5.000	10/01/2016	Aa3	775,000	792,430
KY State Property & Building #83	5.000	10/01/2019	Aa3	1,750,000	1,973,405
KY State Property & Building #84	5.000	08/01/2019	Aa3	1,000,000	1,125,190
Lexington Fayette Urban County Government Public Property	4.000	05/01/2017	Aa2	180,000	183,548

					12,236,054

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds -- 100% of Net Assets March 31, 2016	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
11.82% of Net Assets
Adair County KY Public Properties	4.000%	12/01/2022	Aa3	$170,000	$179,132
Campbell County KY School District Finance Corporation	4.375	08/01/2019	Aa3	875,000	886,218
Corbin KY Independent School District	4.000	02/01/2018	Aa3	300,000	308,463
Daviess Co KY School District Finance Corporation	4.250	08/01/2019	Aa3	100,000	104,689
Fayette County KY School District Finance Corporation	4.375	05/01/2021	A1	200,000	207,850
Jefferson County KY School District School Building Revenue	4.250	07/01/2017	Aa2	175,000	176,628
KY Asset Liability Commission Revenue University of Kentucky	4.125	10/01/2019	Aa2	150,000	157,653
KY Asset Liability University of Kentucky Project Notes	5.000	10/01/2019	Aa2	320,000	340,595
KY Asset Liability Commission University of Kentucky	5.000	10/01/2020	Aa2	150,000	159,444
KY State Property & Building #87	5.000	03/01/2020	Aa3	4,405,000	4,578,557
KY State Property & Building #89	5.000	11/01/2020	Aa3	200,000	221,162
Oldham County KY School Building Corporation	4.375	06/01/2018	Aa3	2,570,000	2,679,842
Western KY University	4.000	09/01/2020	Aa3	290,000	303,381

					10,303,613
PUBLIC FACILITIES REVENUE BONDS
11.21% of Net Assets
KY State Certificate of Participation	4.000	06/15/2023	Aa3	940,000	1,071,647
KY State Certificate of Participation	4.000	06/15/2022	Aa3	1,000,000	1,132,370
KY State Certificates of Participation	4.000	06/15/2024	Aa3	300,000	343,236
KY State Property & Building #109	5.000	10/01/2022	Aa3	1,000,000	1,185,350
Laurel County KY Justice Center	5.000	03/01/2023	Aa3	600,000	724,764
Lexington-Fayette Urban County Government Public Facilities	4.000	10/01/2018	Aa3	1,540,000	1,562,130
Livingston County KY Public Properties	5.000	08/01/2022	Aa3	500,000	595,685
Livingston County KY Public Properties	5.000	08/01/2023	Aa3	525,000	635,906
Livingston County KY Public Properties	5.000	08/01/2024	Aa3	555,000	677,916
Todd County KY Public Properties Court House	3.250	06/01/2019	Aa3	100,000	105,965
Warren County KY Justice Center Expansion Corporation	5.000	09/01/2023	Aa3	1,250,000	1,525,563
Whitley County KY Public Properties - Justice Center	3.375	09/01/2019	Aa3	200,000	214,100

					9,774,631
TURNPIKES/TOLLROAD/HIGHWAY BONDS
8.46% of Net Assets
Kentucky Asset Liability Highway Trust	5.000	09/01/2026	A2	1,450,000	1,770,334
KY Asset Liability Commission Federal Highway	5.000	09/01/2024	A2	500,000	611,755
KY Asset Liability Commission Federal Highway	5.250	09/01/2025	A2	675,000	822,906
KY Asset Liability Project Notes	4.500	09/01/2016	A2	175,000	177,812
KY Asset Liability Project Notes	5.000	09/01/2017	A2	1,500,000	1,583,085
KY Asset Liability Project Notes	4.000	09/01/2023	A2	250,000	285,043
KY Turnpike Economic Development Road Revenue	5.000	07/01/2024	Aa2	85,000	102,910
KY Turnpike Economic Development Road Revenue	5.000	07/01/2024	Aa2	1,000,000	1,182,700
KY Turnpike Economic Development Road Revenue	4.125	07/01/2019	Aa2	105,000	112,305
KY Turnpike Economic Development Road Revenue	5.000	07/01/2023	Aa2	600,000	727,620

					7,376,469
MUNICIPAL UTILITY REVENUE BONDS
5.73% of Net Assets
Bourbon County KY Public Project	3.800	02/01/2019	A2	260,000	265,936
Frankfort Electric & Water	4.000	12/01/2023	AA*	440,000	509,362
Kentucky Rural Water Finance Corporation	3.000	02/01/2018	A+*	300,000	310,092
Kentucky Rural Water Finance Corporation	3.000	02/01/2019	A+*	250,000	261,425
KY Infrastructure Authority Wastewater & Drinking Water	5.000	02/01/2025	Aaa	175,000	210,712
KY Rural Water Finance Corporation	3.000	02/01/2018	A+*	530,000	547,829
KY Rural Water Finance Corporation	3.000	08/01/2019	A+*	545,000	576,038
KY Rural Water Finance Corporation	4.500	08/01/2021	A3	100,000	104,609
Lawrenceburg KY Water and Sewer	3.000	10/01/2018	A1	375,000	387,908
Louisville & Jefferson County Municipal Sewer	5.000	05/15/2016	Aa3	100,000	100,556
Northern KY Water	5.000	02/01/2026	Aa3	815,000	983,452
Owensboro KY Electric Light &Power	5.000	01/01/2024	A2	650,000	734,422

					4,992,340
HOSPITAL AND HEALTHCARE
4.94% of Net Assets
KY Asset Liability Commission General Receipts	4.000	10/01/2018	Aa2	105,000	109,807
KY Economic Development - Baptist Healthcare System	4.750	08/15/2019	A3	110,000	118,863
Lexington-Fayette Urban County Government	5.000	06/01/2024	Aa3	2,800,000	3,244,612
Warren County Hospital	4.000	04/01/2020	A+*	235,000	247,239
Warren County Hospital	5.000	04/01/2023	A+*	500,000	585,415

					4,305,935

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
4.08% of Net Assets
Boyle County KY Centre College	5.000	06/01/2018	A3	200,000	209,230
Boyle County KY Centre College	5.000	06/01/2020	A3	150,000	156,618
KY Asset Liability - University of Kentucky	4.000	10/01/2019	Aa2	100,000	101,730
Louisville & Jefferson County University of Louisville	4.000	03/01/2020	Aa3	300,000	315,867
Morehead State University	5.000	10/01/2022	Aa3	310,000	374,186
Northern Ky University General Receipts	4.000	09/01/2018	Aa3	150,000	159,974
Western KY University	4.000	09/01/2017	Aa3	2,145,000	2,238,694

					3,556,298

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets March 31, 2016	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
STATE AND LOCAL MORTGAGE/HOUSING BONDS
1.52% of Net Assets
KY Housing Corporation	4.875%	07/01/2023	Aaa	$1,290,000	$1,329,319

ESCROWED TO MATURITY BONDS
.20% of Net Assets
Gallatin County KY School District Finance Corporation	4.000	05/01/2016	Aa3	175,000	175,525

Total Investments 98.71% of Net Assets (cost $83,547,417) (See (a) below for further explanation)					$86,070,475

Other assets in excess of liabilities 1.29%					1,123,111

Net Assets 100%					$87,193,586

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
NR	Not Rated

(a)	Cost for federal income tax purposes is $83,547,417 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$2,527,294
Unrealized depreciation	(4,237)

Net unrealized appreciation	$2,523,057

Other Information

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	86,070,475
Level 3	Significant Unobservable Inputs	—

$86,070,475

The Fund held no investments or other financial instruments as of March 31, 2016 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending March 31, 2016.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

DUPREE MUTUAL FUNDS – MISSISSIPPI TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Mississippi Municipal Bonds — 100% of Net Assets March 31, 2016	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
26.75% of Net Assets
Jackson State University Educational Building	5.000%	03/01/2034	Aa2	$175,000	$196,226
Jackson State University Educational Building	5.000	03/01/2034	Aa2	250,000	291,198
Mississippi State University Educational Building	5.000	11/01/2032	Aa2	125,000	150,184
MS Development Bank Special Obligation Hinds College	5.000	10/01/2026	Aa2	85,000	95,945
MS Development Bank Special Obligation Hinds College	5.125	10/01/2028	Aa2	100,000	112,936
MS Development Bank Special Obligation Hinds College	5.375	10/01/2033	Aa2	60,000	68,295
MS Development Bank Special Obligation Hinds College	5.000	04/01/2036	A2	250,000	277,715
MS Development Bank Special Obligation Jones County Junior College	5.100	03/01/2028	AA*	55,000	60,795
MS Development Bank Special Obligation Jones County Junior College	5.000	03/01/2033	AA*	150,000	164,745
MS Development Bank Special Obligation Jones County Junior College	5.125	03/01/2039	AA*	45,000	49,004
MS State University Educational Building Corporation Revenue	5.250	08/01/2033	Aa2	50,000	56,265
MS State University Educational Building Corporation Revenue	5.000	08/01/2036	Aa2	175,000	200,666
MS State University Educational Building Corporation Revenue	5.250	08/01/2038	Aa2	300,000	352,320
Southern Mississippi Educational Building Corporation	5.000	03/01/2038	Aa2	600,000	682,872
University of Mississippi Educational Building Corporation	5.000	10/01/2028	Aa2	200,000	234,744

					2,993,908
PREREFUNDED BONDS
17.74% of Net Assets
Alcorn State University Educational Building	5.125	09/01/2034	Aa2	95,000	108,302
MS Development Bank Special Obligation Capital Improvement	5.250	07/01/2026	A2	125,000	132,065
MS Development Bank Special Obligation Desoto County	4.750	01/01/2035	Aa3	225,000	240,575
MS Development Bank Special Obligation Desoto County	5.000	07/01/2032	A*	45,000	47,398
MS Development Bank Special Obligation Desoto County	5.250	07/01/2031	A*	225,000	227,675
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2027	Aa3	125,000	134,218
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2027	Aa3	245,000	263,066
MS Development Bank Special Obligation Highway Construction	4.750	01/01/2031	Aa3	125,000	133,653
MS Development Bank Special Obligation Jackson Public	5.375	04/01/2028	A2	70,000	76,224
MS Development Bank Special Obligation Lowndes County	5.000	07/01/2022	A2	80,000	84,273
MS Development Bank Special Obligation Lowndes County	5.000	07/01/2027	A2	150,000	158,012
MS Development Bank Special Obligation Rankin Utilities	5.000	01/01/2028	A2	55,000	59,056
MS Development Special Obligation Madison County Highway	5.000	01/01/2027	Aa3	95,000	96,080
University Southern MS Educational Building Athletics	5.000	03/01/2034	Aa2	105,000	109,108
University Southern MS Educational Building Corporation	5.125	09/01/2029	Aa2	100,000	113,930

					1,983,633
PUBLIC FACILITIES REVENUE BONDS
15.81% of Net Assets
MS Development Bank Special Obligation Department of Corrections	5.250	08/01/2027	AA-*	50,000	57,951
MS Development Bank Special Obligation Department of Corrections	5.250	08/01/2027	AA-*	305,000	353,501
MS State Capital Improvement Projects	5.000	10/01/2029	Aa2	145,000	171,193
MS State Capital Improvement Projects	5.000	10/01/2036	Aa2	480,000	559,272
MS State Development Bank Special Obligation Alcorn County	4.750	07/01/2031	AA*	100,000	108,839
MS State Development Bank Special Obligation Brandon Public Improvement	5.000	11/01/2033	A1	150,000	175,394
MS State Development Bank Special Obligation City of Jackson Convention Center	5.000	03/01/2027	A3	125,000	154,020
MS State Development Bank Special Obligation Refunding - City of Jackson	5.000	03/01/2036	A3	150,000	189,590

					1,769,759
MUNICIPAL UTILITY REVENUE BONDS
15.79% of Net Assets
MS Development Bank Special Obligation Hattiesburg Water & Sewer	4.750	12/01/2038	A1	700,000	790,993
MS Development Bank Special Obligation Southaven Water	5.000	03/01/2025	A+*	325,000	337,194
MS State Development Bank Special Obligation Jackson Water & Sewer	6.875	12/01/2040	A3	250,000	329,755
MS State Development Bank Special Obligation Jackson Water & Sewer	5.000	09/01/2030	A2	125,000	144,460
MS State Development Bank Special Obligation Jackson Water & Sewer	5.000	12/01/2033	A*	50,000	56,838
MS State Development Bank Special Obligation Jackson Water & Sewer	4.500	09/01/2034	A2	100,000	108,278

					1,767,518
TURNPIKES/TOLLROAD/HIGHWAY BONDS
6.12% of Net Assets
MS Development Bank Desoto County Highway	5.000	01/01/2030	Aa3	100,000	116,788
MS Development Bank Special Obligation Highway	5.000	01/01/2025	Aa3	200,000	248,482
MS Development Bank Special Obligation Marshall County	5.000	01/01/2028	Aa3	200,000	231,372
MS Development Bank Special Obligation Marshall County	5.000	01/01/2030	Aa3	75,000	88,681

					685,323
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
5.33% of Net Assets
Mississippi State Gaming Tax Revenue	5.000	10/15/2035	A3	125,000	144,818
MS Development Bank Special Obligation Canton	5.750	10/01/2031	A2	370,000	441,499
MS Development Bank Special Obligation Capital Projects	5.875	07/01/2024	NR	5,000	5,250
MS Development Bank Special Obligation Capital Projects	5.000	07/01/2024	NR	5,000	5,150

					596,716
SCHOOL IMPROVEMENT BONDS
4.96% of Net Assets
Mississippi State Development Bank Special Obligation Canton School District	5.000	12/01/2033	A1	100,000	117,220
MS State Development Bank Special Obligation - Jackson Schools	5.000	04/01/2028	A+*	375,000	438,270

					555,490
HOSPITAL AND HEALTHCARE REVENUE BONDS
3.50% of Net Assets
Medical Center Educational Building Corporation - University of Mississippi	5.000	06/01/2034	Aa2	100,000	109,805
Medical Center Educational Building Corporation MS Revenue	5.500%	12/01/2023	Aa2	$120,000	$141,060
MS Development Bank Special Obligation Jones County Rest Home	5.250	04/01/2028	A2	120,000	139,151

					390,016

DUPREE MUTUAL FUNDS – MISSISSIPPI TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Mississippi Municipal Bonds — 100% of Net Assets March 31, 2016	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
REFUNDED BONDS
1.92% of Net Assets
MS State Development Bank Special Obligation Lowndes County	5.125	12/01/2027	AA*	135,000	157,838
MS State Refunding	5.250	11/01/2019	Aa2	50,000	57,538

					215,376
STATE AND LOCAL MORTGAGE/HOUSING BONDS
.23% of Net Assets
MS Home Corporation Single Family Mortgage	5.050	12/01/2028	Aaa	25,000	25,504

Total Investments 98.15% of Net Assets (cost $10,239,523) (See (a) below for further explanation)					$10,983,243

Other assets in excess of liabilities 1.85%					207,481

Net Assets 100%					$11,190,724

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
NR	Not Rated

(a)	Cost for federal income tax purposes is $10,239,523 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$744,101
Unrealized depreciation	(95)

Net unrealized appreciation	$744,006

Other Information

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	10,983,243
Level 3	Significant Unobservable Inputs	—

$10,983,243

The Fund held no investments or other financial instruments as of March 31, 2016 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending March 31, 2016.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds — 100% of Net Assets March 31, 2016	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
19.21’% of Net Assets
Asheville NC Water System Revenue	4.750%	08/01/2027	Aa2	$1,000,000	$1,053,370
Burke County NC Certificates of Participation	5.000	04/01/2023	A1	250,000	249,990
Cabarrus County NC Certificates of Participation	5.000	06/01/2025	Aa2	1,000,000	1,089,570
Cabarrus County NC Certificates of Participation	5.000	01/01/2029	Aa2	750,000	833,543
Charlotte NC Water & Sewer Systems Revenue	4.500	07/01/2028	Aaa	750,000	757,688
Davie County NC Public School & Community College Facility	5.000	06/01/2023	Aa3	1,000,000	1,007,620
Davie County NC Public School & Community College Facility	5.000	06/01/2025	Aa3	1,690,000	1,702,388
Iredell County NC Certificates of Participation School Project	5.000	06/01/2024	Aa2	1,000,000	1,007,580
Johnston NC Memorial Hospital Authority	5.250	10/01/2028	A2	490,000	533,179
Lee County NC Certificates of Participation	5.000	04/01/2025	Aa3	550,000	574,090
Mecklenburg County NC Certificates of Participation	5.000	02/01/2028	Aa1	415,000	462,862
Mecklenburg County NC Certificates of Participation	5.000	02/01/2026	NR	450,000	484,326
Montgomery County NC Certificates of Participation	5.000	02/01/2030	A*	1,680,000	1,740,917
Mooresville NC Certificates of Participation	5.000	09/01/2032	AA-*	1,890,000	2,000,754
NC Eastern Municipal Power Agency Power System	6.000	01/01/2026	NR	275,000	347,075
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2024	Aa1	1,000,000	1,036,510
NC Municipal Power Agency #1 Catawba Electric Revenue	4.750	01/01/2030	AAA**	210,000	232,273
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2030	AAA**	1,815,000	2,019,805
Randolph County NC Certificates of Participation	5.000	02/01/2027	Aa3	1,000,000	1,036,260
Rockingham County NC Certificates of Participation	5.000	04/01/2032	Aa3	1,325,000	1,435,744
Sampson County NC Certificates of Participation	5.000	06/01/2022	A2	1,250,000	1,313,088
Sampson County NC Certificates of Participation	5.000	06/01/2026	A2	1,000,000	1,050,470
University of NC System Pool Revenue	5.000	10/01/2026	A1	1,000,000	1,102,960
University of NC System Pool Revenue	5.000	10/01/2034	Aa2	1,950,000	2,220,503
University of NC Wilmington Student Housing Project	5.000	06/01/2025	A3	580,000	584,356
University of North Carolina	5.000	10/01/2033	A1	340,000	374,918
University of North Carolina	5.000	10/01/2033	Aa3	145,000	147,716
University of North Carolina	5.000	10/01/2033	Aa3	235,000	240,273
University of North Carolina	5.000	10/01/2033	Aa3	50,000	51,130
Wilmington NC Storm Water Fee Revenue	5.000	06/01/2028	NR	385,000	403,873
Winston Salem NC Certificates of Participation	4.750	06/01/2031	NR	50,000	50,358

					27,145,184
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
17.37% of Net Assets
Iredell County NC Community College	5.000	04/01/2026	Aa1	225,000	243,853
Iredell County NC Community College	5.000	04/01/2027	Aa1	325,000	351,556
NC Capital Facilities Financial Agency Education Duke University	5.000	10/01/2038	Aa1	500,000	554,570
NC Capital Facilities Financial Agency Education Wake Forest	5.000	01/01/2031	Aa3	500,000	552,385
NC Capital Facilities Financial Agency Education Wake Forest	5.000	01/01/2038	Aa3	1,250,000	1,375,238
NC State Capital Facilities Davidson College	5.000	03/01/2032	AA+*	310,000	366,008
NC State Capital Facilities Duke University	5.000	10/01/2041	Aa1	2,000,000	2,385,040
NC State Capital Facilities Finance Agency Davidson College	4.750	03/01/2035	AA+*	1,000,000	1,113,120
NC State University at Raleigh	5.000	10/01/2042	Aa1	750,000	870,278
Pitt County NC Limited Obligation	5.000	04/01/2035	Aa3	105,000	116,071
University of NC Chapel Hill	5.000	12/01/2031	Aaa	1,215,000	1,303,938
University of NC Charlotte	5.000	04/01/2040	Aa3	2,650,000	3,106,383
University of NC Charlotte	5.000	04/01/2035	Aa3	595,000	691,015
University of NC Charlotte	5.000	04/01/2031	Aa3	750,000	860,618
University of NC Charlotte	5.000	04/01/2043	Aa3	1,500,000	1,720,005
University of NC Charlotte	5.000	04/01/2038	Aa3	1,000,000	1,155,150
University of NC Greensboro	5.000	04/01/2039	Aa3	2,870,000	3,313,071
University of NC Greensboro	5.000	04/01/2036	Aa3	500,000	572,545
University of NC Greensboro	5.000	04/01/2031	Aa3	500,000	581,035
University of NC Greensboro	5.000	04/01/2033	Aa3	900,000	1,062,945
University of NC Wilmington Limited Obligation	5.000	06/01/2033	A2	500,000	581,345
University of North Carolina	5.000	10/01/2033	A1	660,000	718,516
Western Carolina University	5.000	10/01/2045	Aa3	825,000	957,553

					24,552,235
MUNICIPAL UTILITY REVENUE BONDS
14.77% of Net Assets
Brunswick County NC Enterprise System Revenue	5.000	04/01/2031	Aa3	500,000	605,115
Buncombe County NC Metropolitan Sewerage District	5.000	07/01/2039	Aa1	550,000	641,647
Fuquay-Varina NC Combined Utilities Revenue	5.000	04/01/2040	Aa2	1,000,000	1,191,690
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2034	Aa2	570,000	683,094
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2035	Aa2	250,000	298,260
High Point NC Combined Enterprise	5.000	11/01/2039	Aa2	750,000	878,220
Martin County NC Limited Obligation Water and Sewer District	4.750	06/01/2034	A2	1,150,000	1,319,890
Moore County NC	5.000	06/01/2031	Aa3	2,750,000	3,121,800
Mooresville NC Limited Obligation	5.000	11/01/2031	AA-*	1,250,000	1,464,800
NC Eastern Municipal Power Agency	6.000	01/01/2022	A3	915,000	1,154,812
NC Eastern Municipal Power Agency	6.000	01/01/2025	A3	1,150,000	1,555,996
NC Eastern Municipal Power Agency	6.000	01/01/2018	AAA**	1,000,000	1,089,620
NC Eastern Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2031	A2	500,000	572,885
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2030	A*	500,000	611,380
NC Municipal Power Agency #1 Catawba Electric Revenue	4.750	01/01/2030	A2	80,000	86,684
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2030	A2	730,000	799,394

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds — 100% of Net Assets March 31, 2016	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000%	01/01/2032	A*	$500,000	$600,835
Sampson County NC Water & Sewer District	5.000	06/01/2037	A1	920,000	1,073,695
Wilmington NC Storm Water Fee Revenue	5.000	06/01/2028	AA+*	115,000	120,568
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2021	A1	780,000	813,181
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2025	A1	750,000	781,988
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2029	A1	1,355,000	1,410,541

					20,876,095
HOSPITAL AND HEALTHCARE
13.20% of Net Assets
Charlotte Mecklenburg NC Hospital Healthcare System	5.000	01/15/2039	Aa3	1,500,000	1,685,910
Charlotte Mecklenburg NC Hospital Healthcare System	5.000	01/15/2031	Aa3	450,000	463,559
Charlotte Mecklenburg NC Hospital Healthcare System	5.000	01/15/2027	Aa3	1,090,000	1,153,285
Charlotte Mecklenburg NC Hospital Healthcare System	5.250	01/15/2039	Aa3	750,000	815,985
NC State Medical Care Commission Duke University Health	5.000	06/01/2035	Aa2	500,000	573,780
NC State Medical Care Commission Health Care Facilities	5.000	06/01/2034	Aa2	1,670,000	1,842,428
NC State Medical Care Commission Health Care Facilities	5.000	07/01/2030	A2	500,000	560,590
NC State Medical Care Commission Health Care Facilities Mission Health	5.000	10/01/2036	Aa3	2,500,000	2,944,575
NC State Medical Care Commission Health Care Facilities Rex Hospital	5.000	07/01/2033	A2	750,000	874,965
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2040	A1	1,385,000	1,580,465
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2036	A1	1,000,000	1,115,970
NC State Medical Care Commission Health Care Facilities Wake Medical	5.000	10/01/2038	A2	200,000	229,696
NC State Medical Care Commission Hospital Revenue NC Baptist Hospital	5.250	06/01/2029	A2	645,000	731,424
NC State Medical Care Commission Wake Forest Baptist Hospital	5.000	12/01/2033	A2	1,000,000	1,146,660
NC State Medical Care Commission Wake Medical	5.000	10/01/2031	A2	1,000,000	1,143,970
NC State Medical Care Community Hospital Revenue NC Baptist Hospital	5.000	06/01/2034	A2	1,225,000	1,357,202
NC State Medical Care Community Hospital Revenue NC Baptist Hospital	4.750	06/01/2030	A2	405,000	438,996

					18,659,459
REFUNDING BONDS
9.23% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2035	Aa2	1,000,000	1,188,310
Charlotte NC Certificates of Participation	5.000	06/01/2033	Aa2	840,000	992,082
Charlotte NC Certificates of Participation	5.000	06/01/2034	Aa2	750,000	881,235
Charlotte NC Certificates of Participation	5.000	06/01/2026	Aa2	1,455,000	1,580,072
Charlotte NC Certificates of Participation	5.000	06/01/2027	Aa2	775,000	839,007
Charlotte NC Certificates of Participation Convention Facilities	5.000	12/01/2024	Aa2	1,000,000	1,003,340
Chatham County NC	5.000	11/01/2032	Aa2	825,000	995,090
Dare County NC Limited Obligation Refunding	5.000	06/01/2029	Aa3	100,000	116,124
Durham Capital Financing Corporation Limited Obligation	5.000	06/01/2034	Aa1	500,000	586,190
Johnston County NC Installment Financing Contract	5.000	10/15/2027	Aa3	570,000	655,597
Monroe NC Limited Obligation	5.000	03/01/2039	Aa3	1,250,000	1,480,713
New Hanover County NC Limited Obligation	5.000	12/01/2027	Aa1	505,000	609,959
Pitt County NC Certificates of Participation	5.000	04/01/2027	Aa3	500,000	584,415
Rockingham County NC Limited Obligation	4.500	04/01/2032	Aa3	500,000	576,665
Rockingham County NC Limited Obligation	5.000	04/01/2027	Aa3	250,000	309,173
Thomasville NC Combined Enterprise System Revenue	4.750	05/01/2028	A1	435,000	497,562
Union County NC Limited Obligation Refunding	5.000	12/01/2024	Aa1	125,000	157,076

					13,052,609
PUBLIC FACILITIES REVENUE BONDS
7.25% of Net Assets
Charlotte NC Certificates of Participation Convention Facilities	5.000	06/01/2034	Aa2	900,000	998,820
Forsyth County NC Limited Tax	5.000	04/01/2031	Aa1	335,000	396,965
Henderson County NC Limited Obligation	5.000	10/01/2030	Aa3	250,000	301,855
Henderson County NC Limited Obligation	5.000	10/01/2031	Aa3	500,000	602,305
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2031	A1	265,000	305,047
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2032	A1	100,000	114,991
Kannapolis NC Limited Obligation	5.000	04/01/2032	Aa3	500,000	584,205
Mecklenburg County NC Certificates Participation	5.000	02/01/2026	Aa1	550,000	590,695
Onslow County NC Limited Obligation	5.000	06/01/2032	Aa3	500,000	597,295
Raleigh NC Limited Obligation	5.000	10/01/2034	Aa1	1,420,000	1,687,940
Raleigh NC Limited Obligation	5.000	10/01/2038	Aa1	500,000	579,815
Wake County NC Limited Obligation	5.000	06/01/2032	Aa1	1,500,000	1,677,060
Watauga NC Public Facilities Corporation Limited Obligation	5.000	06/01/2027	Aa3	750,000	879,428
Winston Salem NC Limited Obligation	5.000	06/01/2031	Aa2	800,000	933,880

					10,250,300

SCHOOL IMPROVEMENT BONDS
6.48% of Net Assets
Brunswick County NC Limited Obligation	5.000	06/01/2030	Aa3	250,000	300,230
Brunswick County NC Limited Obligation	5.000	06/01/2031	Aa3	250,000	298,873
Cabarrus County NC Limited Obligation	5.000	04/01/2035	Aa2	1,435,000	1,714,222
Davidson County NC Limited Obligation	5.000	06/01/2032	Aa3	500,000	610,085
Franklin County NC Certificates of Participation	5.000	09/01/2027	Aa3	750,000	790,995
Harnett County NC Certificates of Participation	5.000	06/01/2027	A1	300,000	329,025
Nash County NC Limited Obligation	5.000	10/01/2030	Aa3	2,045,000	2,342,854
Onslow County NC Limited Obligation	5.000	06/01/2033	Aa3	500,000	594,605
Sampson County NC Limited Obligation	5.000	12/01/2033	A1	1,475,000	1,763,274
Wilkes County NC Limited Obligation	5.000	06/01/2031	A1	350,000	416,224

					9,160,387

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds — 100% of Net Assets March 31, 2016	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
4.47% of Net Assets
Buncombe County NC Limited Obligation	5.000%	06/01/2030	Aa2	$250,000	$296,810
Buncombe County NC Limited Obligation	5.000	06/01/2033	Aa2	600,000	718,380
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa2	365,000	434,715
Buncombe County NC Limited Obligation	5.000	06/01/2032	Aa2	250,000	294,890
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa2	1,100,000	1,293,974
Charlotte NC Certificates of Participation	5.000	12/01/2029	Aa1	340,000	404,206
Johnston County NC Limited Obligation	4.750	06/01/2033	Aa3	500,000	561,515
Orange County NC Public Facilities Company Limited Obligation	4.750	10/01/2032	Aa1	750,000	857,430
Wilmington NC Certificates of Participation	5.000	06/01/2038	Aa2	250,000	269,080
Winston Salem NC Certificates of Participation	4.750	06/01/2031	Aa1	620,000	623,410
Winston Salem NC Limited Obligation	4.500	06/01/2034	Aa2	500,000	560,875

					6,315,285
AIRPORT BONDS
3.39% of Net Assets
Charlotte NC Douglas International Airport	5.000	07/01/2030	Aa3	1,095,000	1,310,518
Charlotte NC Douglas International Airport	5.000	07/01/2025	Aa3	1,000,000	1,053,540
Raleigh Durham NC Airport	5.000	05/01/2029	Aa3	235,000	269,164
Raleigh Durham NC Airport	5.000	05/01/2036	Aa3	1,480,000	1,665,000
Raleigh Durham NC Airport	5.000	05/01/2032	Aa3	440,000	497,596

					4,795,818
TURNPIKES/TOLLROAD/HIGHWAY BONDS
1.72% of Net Assets
NC State Grant Anticipation Revenue Vehicle Garvee	5.000	03/01/2030	A2	200,000	237,278
NC State Turnpike Authority Monroe Connector System	5.000	07/01/2029	Aa2	500,000	585,540
NC State Turnpike Authority Monroe Connector System	5.000	07/01/2031	Aa2	1,385,000	1,601,531

					2,424,349
LEASE REVENUE BONDS
1.26% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2032	Aa2	1,500,000	1,779,060

MISCELLANEOUS REVENUE BONDS
.42% of Net Assets
Wilmington NC Storm Water Revenue	5.000	06/01/2035	Aa2	500,000	590,590

Total Investments 98.77% of Net Assets (cost $132,457,334) (See (a) below for further explanation)					$139,601,371

Other assets in excess of liabilities 1.23%					1,742,415

Net Assets 100%					$141,343,786

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
**	Rated by Fitch Ratings
NR	Not Rated

(a)	Cost for federal income tax purposes is $132,457,334 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$7,158,959
Unrealized depreciation	(13,855)

Net unrealized appreciation	$7,145,104

Other Information

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	139,601,371
Level 3	Significant Unobservable Inputs	—

$139,601,371

The Fund held no investments or other financial instruments as of March 31, 2016 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending March 31, 2016.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds — 100% of Net Assets March 31, 2016	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
25.67% of Net Assets
Brunswick County NC Community College	4.250%	05/01/2022	Aa2	$125,000	$129,766
Burke County NC Certificates of Participation	5.000	04/01/2020	A1	180,000	180,023
Cabarrus County NC Certificates of Participation	5.000	06/01/2019	Aa2	420,000	457,905
Cabarrus County NC Certificates of Participation	5.000	01/01/2021	Aa2	200,000	222,278
Harnett County NC Certificates of Participation	5.000	12/01/2021	A1	200,000	214,016
Iredell County NC Certificates of Participation School Project	5.000	06/01/2018	Aa2	425,000	428,166
Johnston NC Memorial Hospital Authority Mortgage Revenue	5.000	10/01/2018	A2	175,000	189,627
Lee County NC Certificates of Participation	5.000	04/01/2018	Aa3	225,000	234,855
Mooreville NC Certificates of Participation	4.125	09/01/2018	AA-*	250,000	261,648
NC Eastern Municipal Power Agency	5.250	01/01/2019	A3	550,000	592,543
NC Infrastructure Certificates of Participation	5.000	06/01/2018	Aa1	100,000	100,753
NC Infrastructure Certificates of Participation	5.000	02/01/2020	Aa1	425,000	440,228
NC Medical Care Duke University Health Systems	3.000	06/01/2019	Aa2	150,000	158,604
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2021	AAA**	45,000	50,039
NC State Capital Improvement Obligation	5.000	05/01/2022	Aa1	155,000	174,029
NC State Capital Improvement Obligation	5.000	05/01/2022	Aa1	100,000	108,616
Onslow County NC Certificates of Participation	5.000	06/01/2018	Aa3	140,000	141,068
Randolph County NC Certificates of Participation	5.000	02/01/2018	Aa3	200,000	207,166
Rockingham County NC Certificates of Participation	4.000	04/01/2019	Aa3	100,000	106,316
Rutherford County NC Certificates of Participation	5.000	12/01/2018	A1	205,000	219,332
Rutherford County NC Certificates of Participation	5.000	12/01/2020	A1	100,000	106,991
Rutherford NC Certificates of Participation	4.000	12/01/2019	A1	200,000	210,710
Sampson County NC Certificates of Participation	5.000	06/01/2020	A2	400,000	419,996
Union County NC Certificates of Participation	5.000	06/01/2020	Aa1	250,000	251,888
University NC Wilmington Certificates of Participation	4.250	06/01/2017	A3	300,000	301,920
University NC Wilmington Certificates of Participation	4.375	06/01/2019	A3	100,000	100,658
University of North Carolina	4.250	10/01/2021	A1	20,000	21,699

					6,030,839
MUNICIPAL UTILITY REVENUE BONDS
18.02% of Net Assets
Columbus County NC Limited Obligation	5.000	06/01/2023	A1	355,000	427,608
Gastonia North Carolina Combined Utilities System	4.000	05/01/2023	Aa2	150,000	174,999
Monroe NC Certificates of Participation	4.000	03/01/2019	Aa3	100,000	107,941
Moore County NC	5.000	06/01/2017	Aa3	685,000	719,325
Moore County NC	5.000	06/01/2021	Aa3	200,000	229,828
Mooresville NC Limited Obligation	5.000	11/01/2021	AA-*	350,000	414,341
NC Eastern Municipal Power Agency	6.000	01/01/2022	A3	220,000	277,660
NC Eastern Municipal Power Agency	5.000	01/01/2021	AAA**	125,000	147,309
NC Eastern Municipal Power Agency	6.000	01/01/2022	AAA**	125,000	157,841
NC Eastern Municipal Power Agency	6.500	01/01/2018	A3	100,000	109,829
NC Municipal Power Agency #1 Catawba Electric	5.250	01/01/2017	A2	130,000	134,346
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2021	A2	205,000	226,478
NC Municipal Power Agency #1 Catawba Electric	5.250	01/01/2018	A2	95,000	102,279
Onslow NC Water & Sewer	4.250	06/01/2022	A3	150,000	160,055
Union County NC Enterprise System Revenue	4.000	12/01/2022	Aa1	100,000	114,408
Wilson NC Certificates of Participation	5.000	05/01/2016	A1	200,000	200,734
Wilson NC Certificates of Participation	5.000	05/01/2018	A1	160,000	167,054
Wilson NC Certificates of Participation	5.000	05/01/2022	A1	350,000	364,658

					4,236,692
REFUNDING BONDS
17.72% of Net Assets
Bertie County Limited Obligation	4.000	06/01/2022	A1	200,000	225,320
Cabarrus County NC Certificates of Participation	5.000	04/01/2021	AA*	150,000	172,323
Charlotte NC Certificates of Participation	4.000	06/01/2022	Aa2	125,000	143,656
Charlotte NC Certificates of Participation	4.000	06/01/2025	Aa2	100,000	114,222
Charlotte NC Certificates of Participation	5.000	06/01/2023	Aa2	625,000	759,363
Cumberland County NC Certificates of Participation	5.000	12/01/2017	Aa2	350,000	373,499
Cumberland County NC Certificates of Participation	3.500	12/01/2020	Aa2	185,000	199,387
Dare County NC Limited Obligation	5.000	06/01/2024	Aa3	335,000	399,668
Dare County NC Limited Obligation	4.000	06/01/2019	Aa3	100,000	108,804
Durham NC Refunding	5.000	09/01/2022	Aaa	125,000	153,470
Pender County NC Limited Obligation	3.000	06/01/2019	Aa3	220,000	232,830
Raleigh NC Limited Obligation Refunding	5.000	10/01/2023	Aa2	250,000	310,248
Richmond County NC Limited Obligation Refunding	4.000	04/01/2019	A1	225,000	242,197
Rockingham County Limited Obligation	5.000	04/01/2023	Aa3	250,000	302,945
Sampson County NC Limited Obligation	5.000	12/01/2023	A1	165,000	201,460
Union County NC Limited Obligation	3.000	12/01/2018	Aa1	100,000	105,222

Warren County NC Limited Obligation	5.000	06/01/2023	A1	100,000	120,676

					4,165,290
SCHOOL IMPROVEMENT BONDS
11.37% of Net Assets
Buncombe County NC Certificates of Participation	4.000	04/01/2016	Aa2	125,000	125,013
Burke County NC Certificates of Participation	4.250	04/01/2016	A1	50,000	50,005
Cabarrus County NC Certificates of Participation	4.250	06/01/2017	Aa2	175,000	182,142
Cabarrus County NC Certificates of Participation	5.000	01/01/2017	Aa2	150,000	154,791
Cabarrus County NC Certificates of Participation	5.000	01/01/2019	Aa2	100,000	110,822
Cabarrus County NC Limited Obligation	5.000	04/01/2024	Aa2	350,000	434,277
Davidson County NC Limited Obligation	5.000	06/01/2024	Aa3	200,000	250,816
Harnett County NC Certificates of Participation	3.500	06/01/2016	A1	250,000	251,225

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds — 100% of Net Assets March 31, 2016	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Lincoln County NC Certificates of Participation	5.000%	06/01/2016	A1	$200,000	$201,530
Montgomery County NC Certificates of Participation	5.000	02/01/2017	A*	125,000	128,999
Nash County NC Limited Obligation	5.000	10/01/2018	Aa3	150,000	164,778
Onslow County NC Limited Obligation	5.000	06/01/2023	Aa3	250,000	302,995
Rutherford County NC Certificates of Participation	5.000	12/01/2017	A1	105,000	112,086
Wilkes County NC Limited Obligation	5.000	06/01/2024	A1	165,000	202,401

					2,671,879
PUBLIC FACILITIES REVENUE BONDS
7.80% of Net Assets
Charlotte NC Certificates of Participation	5.000	12/01/2021	Aa2	270,000	270,894
Charlotte NC Certificates of Participation	4.000	12/01/2022	Aa1	170,000	193,300
Craven County NC Certificates of Participation	4.375	06/01/2016	Aa3	115,000	115,713
Durham County NC Certificates of Participation	5.000	06/01/2020	Aa1	435,000	488,083
Durham County NC Certificates of Participation	5.000	06/01/2021	Aa1	240,000	269,606
Mecklenburg NC Certificate of Participation	5.000	02/01/2017	Aa1	60,000	62,134
Watauga NC Public Facilities Corporation Limited Obligation	5.000	06/01/2023	Aa3	275,000	327,022
Wilmington NC Certificates of Participation	4.200	06/01/2019	Aa2	100,000	106,908

					1,833,660
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
5.45% of Net Assets
Johnston County NC Limited Obligation	4.000	06/01/2019	Aa3	150,000	164,187
NC Infrastructure Finance Certificates of Participation	5.000	02/01/2017	Aa1	150,000	155,298
NC State Capital Improvement Obligation	4.000	05/01/2025	Aa1	105,000	115,622
NC State Capital Improvement Obligation	5.000	05/01/2021	Aa1	350,000	404,506
NC State Capital Improvement Obligation	4.000	05/01/2020	Aa1	120,000	127,249
Salisbury NC Certificates of Participation	5.000	03/01/2019	A3	145,000	160,305
Winston Salem NC Limited Obligation	5.000	06/01/2023	Aa2	125,000	153,381

					1,280,548
HOSPITAL AND HEALTHCARE REVENUE BONDS
4.90% of Net Assets
Charlotte-Mecklenburg Hospital	5.000	01/15/2018	Aa3	200,000	206,978
Charlotte-Mecklenburg Hospital	5.000	01/15/2019	Aa3	200,000	207,044
Charlotte-Mecklenburg Hospital	4.375	01/15/2019	Aa3	150,000	158,540
NC Medical Care Caromont Health	3.250	02/15/2018	A1	370,000	386,102
NC Medical Care Duke University	5.000	06/01/2026	Aa2	165,000	193,893

					1,152,557
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
3.39% of Net Assets
University NC System Pool Revenue	5.000	10/01/2016	Aa2	250,000	255,623
University NC System Pool Revenue Asheville Wilmington	5.000	10/01/2016	A1	230,000	235,198
University NC Wilmington Certificates of Participation	4.000	06/01/2017	A2	100,000	103,577
University of NC at Greensboro	5.000	04/01/2025	Aa3	100,000	117,326
University of North Carolina	4.250	10/01/2021	A1	80,000	86,177

					797,900
TURNPIKES/TOLLROAD/HIGHWAY BONDS
1.47% of Net Assets
NC State Grant Anticipation Revenue Vehicle	5.000	03/01/2021	A2	310,000	345,458

LEASE REVENUE BONDS
1.18% of Net Assets
Edgecombe County NC Limited Obligation	4.000	06/01/2022	A2	250,000	277,488

AIRPORT BONDS
.91% of Net Assets
Charlotte NC Airport - Charlotte Douglas International	4.125	07/01/2016	Aa3	100,000	100,896
Raleigh Durham NC Airport Authority	5.000	11/01/2017	Aa3	105,000	111,942

					212,838
ESCROWED TO MATURITY BONDS
.64% of Net Assets
Mecklenburg NC Certificate of Participation	5.000	02/01/2017	NR	45,000	46,612
NC Municipal Power Agency #1 Catawba Electric	5.250	01/01/2017	AAA**	70,000	72,415
NC Municipal Power Agency #1 Catawba Electric	5.250	01/01/2018	AAA**	30,000	32,315

					151,342
STATE AND LOCAL MORTGAGE/HOUSING BONDS
.43% of Net Assets
NC Housing Finance Agency	3.850	01/01/2017	Aa2	100,000	101,451

Total Investments 98.95% of Net Assets (cost $22,658,594) (See (a) below for further explanation)					$23,257,941

Other assets in excess of liabilities 1.05%					247,760

Net Assets 100%					$23,505,701

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
**	Rated by Fitch Ratings
NR	Not Rated

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds — 100% of Net Assets March 31, 2016	UNAUDITED

(a)	Cost for federal income tax purposes is $22,658,594 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$604,649
Unrealized depreciation	(5,302)

Net unrealized appreciation	$599,347

Other Information

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	23,257,941
Level 3	Significant Unobservable Inputs	—

$23,257,941

The Fund held no investments or other financial instruments as of March 31, 2016 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending March 31, 2016.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds — 100% of Net Assets March 31, 2016	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
36.86% of Net Assets
Blount County TN Public Building Authority Local Government	5.000%	06/01/2032	Aa3	$750,000	$788,573
Bristol TN Electric Revenue	5.000	09/01/2038	AA-*	1,525,000	1,764,837
Chattanooga TN Electric Revenue	5.000	09/01/2035	AA+*	250,000	300,750
Chattanooga TN Electric Revenue	5.000	09/01/2040	AA+*	1,825,000	2,161,913
Citizens Gas Utility District TN Gas Revenue Refunding	5.000	05/01/2029	A*	250,000	272,943
Clarksville TN Electric Systems Revenue	5.000	09/01/2028	Aa2	1,000,000	1,156,910
Clarksville TN Electric Systems Revenue	5.000	09/01/2032	Aa2	480,000	547,997
Clarksville TN Electric Systems Revenue	5.000	09/01/2033	Aa2	2,000,000	2,283,320
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2038	Aa3	1,000,000	1,140,600
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2033	Aa3	500,000	578,395
Columbia TN Waterworks Revenue	5.000	12/01/2032	Aa3	885,000	1,012,254
Franklin TN Water & Sewer Revenue and Tax Authority	5.000	04/01/2024	Aaa	750,000	943,973
Hallsdale-Powell Utility District Knox County Water & Sewer	5.000	04/01/2026	A3	1,000,000	1,042,260
Hallsdale-Powell Utility District Knox County Water & Sewer	5.000	04/01/2031	A3	740,000	767,942
Harpeth Valley TN Utilities District	5.000	09/01/2034	AA*	500,000	587,285
Harpeth Valley TN Utilities District	5.000	09/01/2040	AA*	1,000,000	1,140,980
Knox Chapman TN Utility District	5.250	01/01/2036	AA-*	700,000	806,351
Knox Chapman TN Utility District	4.500	01/01/2027	AA-*	1,000,000	1,146,210
Knox Chapman TN Utility District	5.000	01/01/2031	AA-*	250,000	302,993
Knox Chapman TN Utility District	5.000	01/01/2033	AA-*	250,000	300,143
Memphis TN Electric System Revenue	5.000	12/01/2031	Aa2	225,000	274,259
Memphis TN Electric System Revenue	5.000	12/01/2034	Aa2	1,250,000	1,502,900
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2036	AA+*	3,085,000	3,559,380
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2036	AA+*	500,000	592,565
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2039	AA+*	500,000	585,345
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2033	AA+*	500,000	604,100
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2030	Aa3	3,250,000	3,878,258
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2033	Aa3	575,000	672,250
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2040	Aa3	2,265,000	2,594,603
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2031	Aa3	500,000	593,330
South Blount County TN Utility District Waterworks	5.000	12/01/2028	A2	1,125,000	1,270,530
Watauga River Tn Regional Water Authority Waterworks	5.000	07/01/2034	A*	500,000	564,485
West Wilson TN Utility District Waterworks	4.750	06/01/2028	NR	1,165,000	1,215,945
West Wilson Utility District TN Waterworks	5.000	06/01/2033	Aa3	1,170,000	1,332,817
White House Utility District TN Water & Sewer	5.000	01/01/2028	Aa3	1,235,000	1,271,420
White House Utility District TN Water & Sewer	5.000	01/01/2030	Aa3	2,505,000	2,576,017

					42,134,831
PREREFUNDED BONDS
17.54% of Net Assets
Chattanooga TN Electric Revenue	5.000	09/01/2026	AA+*	250,000	270,330
Clarksville TN Electric System Revenue Bonds	5.000	09/01/2032	Aa2	1,250,000	1,324,538
Gallatin TN Water & Sewer Revenue	5.000	01/01/2028	Aa3	2,540,000	2,727,300
Gallatin TN Water & Sewer Revenue	5.000	01/01/2032	AA*	235,000	283,161
Harpeth Valley TN Utilities District	5.000	09/01/2032	Aa3	1,420,000	1,507,997
Jackson TN Energy Authority Gas System Revenue Bonds	5.000	10/01/2028	Aa2	1,000,000	1,063,590
Johnson City TN Health & Educational Facilities Escrowed	5.125	07/01/2025	AA-*	190,000	190,447
Marion County TN Schools	5.000	06/01/2025	A1	1,050,000	1,057,907
Metropolitan Government Nashville & Davidson County TN	4.750	05/15/2028	AA+*	460,000	497,955
Metropolitan Government Nashville & Davidson County TN	5.000	01/01/2025	Aa2	3,000,000	3,220,680
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2017	Aa2	205,000	214,740
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2017	Aa2	35,000	36,683
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2027	Aa2	1,195,000	1,252,468
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2028	Aa2	205,000	214,858
Shelby County TN Health Education and Housing Facilities	5.250	09/01/2027	A1	1,000,000	1,083,670
TN State School Board Authority Higher Education Facilities	5.000	05/01/2028	Aa1	1,000,000	1,086,810
TN State School Board Authority Higher Education Facilities	5.000	05/01/2034	Aa1	500,000	561,545
TN State School Board Authority Higher Education Facilities	4.750	05/01/2030	Aa1	675,000	677,484
TN State School Board Authority Higher Education Facilities	5.125	05/01/2033	NR	235,000	255,802
TN State School Board Authority Higher Education Facilities	5.125	05/01/2033	Aa1	1,065,000	1,159,508
West Wilson TN Utility District Waterworks	4.750	06/01/2028	NR	1,295,000	1,355,826

					20,043,297
PUBLIC FACILITIES REVENUE BONDS
12.37% of Net Assets
Blount County TN Public Building Authority Local Government	5.000	06/01/2025	Aa2	100,000	112,436
Blount County TN Public Building Authority Local Government	5.000	06/01/2027	Aa2	1,500,000	1,681,545
Blount County TN Public Building Authority Local Government	4.750	06/01/2031	Aa2	750,000	828,533
Memphis Shelby County Sports Authority	5.250	11/01/2026	Aa3	500,000	570,620
Memphis Shelby County Sports Authority	5.250	11/01/2027	Aa3	750,000	855,653
Memphis TN Refunding General Improvement	5.000	04/01/2031	Aa2	800,000	953,792
Metropolitan Government Nashville & Davidson County Convention Center	5.000	07/01/2026	A1	630,000	709,909
Metropolitan Government Nashville & Davidson County Sports Authority	5.000	08/01/2031	Aa3	1,500,000	1,764,075
Metropolitan Government Nashville & Davidson County Sports Authority	5.000	08/01/2038	Aa3	755,000	869,798
Pigeon Forge Industrial Development Board	5.000	06/01/2024	AA*	600,000	707,286
Pigeon Forge Industrial Development Board	5.000	06/01/2027	AA*	1,400,000	1,642,704
Pigeon Forge Industrial Development Board	5.000	06/01/2029	AA*	2,120,000	2,472,598
Pigeon Forge Industrial Development Board	5.000	06/01/2034	AA*	850,000	970,964

					14,139,912

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds — 100% of Net Assets March 31, 2016	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
HOSPITAL AND HEALTHCARE
8.20% of Net Assets
Chattanooga TN Health Educational and Housing Facilities Board	5.000%	01/01/2033	A2	$500,000	$561,645
Jackson TN Hospital Revenue Jackson Madison County Hospital	5.000	04/01/2036	A1	500,000	567,390
Metropolitan Government Nashville & Davidson County TN Health & Educational Facility Board	5.000	07/01/2035	A3	800,000	932,568
Rutherford County TN Health & Educational Facilities Ascension Health	5.000	11/15/2040	Aa2	1,500,000	1,650,930
Shelby County TN Health Education and Housing Facilities	5.000	05/01/2027	A1	750,000	852,465
Shelby County TN Health Education and Housing Facilities	5.000	07/01/2031	Aa1	4,750,000	4,802,820

					9,367,818
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
8.13% of Net Assets
Franklin County TN Health & Education Facilities Board Revenue	5.000	09/01/2030	A+*	200,000	230,622
Metropolitan Government Nashville & Davidson County Vanderbilt University	5.000	10/01/2034	Aa2	1,000,000	1,131,340
Metropolitan Government Nashville & Davidson County Vanderbilt University	5.000	10/01/2028	Aa2	1,150,000	1,388,890
Shelby County TN Health Education & Housing Facilities Board Rhodes College	5.000	08/01/2030	A1	500,000	575,785
Shelby County TN Health Education & Housing Facilities Board Rhodes College	5.000	08/01/2040	A1	650,000	757,998
TN State School Bond Authority	5.000	11/01/2043	Aa1	1,000,000	1,160,080
TN State School Bond Authority Higher Educational Facilities	5.000	11/01/2037	Aa1	1,400,000	1,670,032
TN State School Bond Authority Higher Educational Facilities	5.000	11/01/2040	Aa1	2,000,000	2,376,800

					9,291,546
REFUNDING BONDS
6.52% of Net Assets
Chattanooga TN Industrial Development Board Lease Rent Revenue	5.000	10/01/2027	A2	1,000,000	1,060,800
Greene County TN General Obligation - Series B	5.000	06/01/2024	A1	505,000	508,984
Manchester TN Refunding General Obligation	5.000	06/01/2038	A2	100,000	113,175
Memphis TN General Improvement	5.000	04/01/2034	Aa2	500,000	589,335
Memphis TN General Improvement	5.000	04/01/2039	Aa2	250,000	290,538
Memphis TN Refunding	5.000	04/01/2030	Aa2	1,000,000	1,198,690
Memphis TN Refunding	5.000	04/01/2035	Aa2	250,000	293,480
Memphis TN Refunding	5.000	04/01/2033	Aa2	250,000	295,860
Memphis TN Refunding	5.000	04/01/2040	Aa2	500,000	578,350
Pigeon Forge TN Refunding Series A	4.900	06/01/2028	Aa3	1,000,000	1,078,440
Shelby County TN Refunding Series A	5.000	03/01/2026	Aa1	1,200,000	1,442,952

					7,450,604
STATE AND LOCAL MORTGAGE/HOUSING BONDS
2.27% of Net Assets
Oak Ridge TN Industrial Development Board Refunding Revenue	5.250	08/20/2018	Baa2	135,000	134,996
TN Housing Development Agency	5.000	07/01/2029	Aa1	385,000	397,347
TN Housing Development Agency Homeownership Program 1	5.000	07/01/2029	Aa1	505,000	526,457
TN Housing Development Agency Homeownership Program 2	4.700	07/01/2027	Aa1	945,000	992,940
TN Housing Development Agency Housing Finance Program	4.850	01/01/2025	Aa2	500,000	537,045

					2,588,785
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
2.06% of Net Assets
Memphis Shelby County TN Port Authority Community Development	5.000	04/01/2035	Aa3	625,000	715,075
Memphis TN Refunding and General Impact General Obligation	5.000	05/01/2036	Aa2	850,000	979,761
Springfield TN Public Improvement	4.500	03/01/2024	A1	565,000	661,779

					2,356,615
SCHOOL IMPROVEMENT BONDS
1.99% of Net Assets
Cleveland TN General Obligation	5.000	06/01/2027	Aa3	680,000	685,148
Rhea County TN	5.000	04/01/2029	A1	1,385,000	1,587,612

					2,272,759
AIRPORT BONDS
1.81% of Net Assets
Metropolitan Nashville Airport Authority	5.000	07/01/2034	A1	800,000	949,688
Metropolitan Nashville Airport Authority	5.000	07/01/2035	A1	250,000	294,983
Metropolitan Nashville Airport Authority	5.000	07/01/2040	A1	700,000	819,105

					2,063,776
INDUSTRIAL REVENUE BONDS
.85% of Net Assets
Industrial Development Board TN Blount County	5.000	06/01/2027	Aa3	850,000	974,559

ESCROWED TO MATURITY BONDS
.07% of Net Assets
Johnson City TN Health & Educational Facilities Medical Center	5.000	07/01/2018	AA-*	80,000	80,235

Total Investments 98.67% of Net Assets (cost $105,976,117) (See (a) below for further explanation)					$112,764,737

Other assets in excess of liabilities 1.33%					1,518,447

Net Assets 100%					$114,283,184

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
NR	Not Rated

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds — 100% of Net Assets March 31, 2016	UNAUDITED

(a)	Cost for federal income tax purposes is $105,976,117 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$6,788,624
Unrealized depreciation	(4)

Net unrealized appreciation	$6,788,620

Other Information

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	112,764,737
Level 3	Significant Unobservable Inputs	—

$112,764,737

The Fund held no investments or other financial instruments as of March 31, 2016 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending March 31, 2016.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds — 100% of Net Assets March 31, 2016	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
24.81% of Net Assets
Chattanooga TN Electric Revenue	5.000%	09/01/2021	AA+*	$400,000	$432,207
Memphis TN	5.000	04/01/2024	Aa2	200,000	208,494
Memphis TN General Improvement	5.000	04/01/2022	Aa2	185,000	207,342
Memphis TN General Obligation	5.000	05/01/2020	Aa2	250,000	280,773
Metropolitan Government Nashville & Davidson County TN	5.000	01/01/2019	Aa2	200,000	214,748
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2017	NR	35,000	36,667
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2019	Aa2	215,000	225,240
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2023	NR	140,000	156,997
Robertson County TN School	4.000	06/01/2020	Aa3	250,000	267,093
Shelby County TN Health Educational & Housing Facilities	5.250	09/01/2020	A1	400,000	434,028
Tennessee State	4.000	05/01/2021	Aaa	340,000	362,505

					2,826,094
PUBLIC FACILITIES REVENUE BONDS
16.55% of Net Assets
Memphis TN Center City Revenue Finance Corporation	5.250	11/01/2025	Aa3	100,000	120,011
Memphis TN Center City Revenue Finance Corporation Sports Facility	4.000	02/01/2021	Aa3	100,000	111,414
Memphis TN Center City Revenue Finance Corporation Sports Facility	4.000	02/01/2022	Aa3	220,000	246,554
Memphis-Shelby County TN Sports Authority Memphis Arena	5.000	11/01/2017	Aa3	275,000	292,548
Metropolitan Government Nashville & Davidson County TN Convention	3.750	07/01/2018	A1	100,000	105,300
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2025	Aa3	195,000	239,366
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.000	07/01/2023	Aa3	125,000	152,450
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2024	Aa3	190,000	234,105
Pigeon Forge Industrial Development Board	5.000	06/01/2024	AA*	175,000	206,292
Pigeon Forge Public Facilities	5.000	06/01/2023	AA*	150,000	177,150

					1,885,190
MUNICIPAL UTILITY REVENUE BONDS
15.03% of Net Assets
Castalian Springs - Bethpage TN Waterworks	3.000	01/01/2019	A+*	260,000	267,199
Chattanooga TN Electric Revenue	5.000	09/01/2023	AA+*	250,000	310,403
Columbia TN Electric System Revenue	5.000	09/01/2021	Aa3	165,000	181,051
Cross Anchor TN Utility District	4.250	12/01/2016	AA*	65,000	66,369
Harpeth Valley TN Utilities District Davidson & Williamson Counties	4.000	09/01/2024	AA*	225,000	265,034
Johnson City TN Electric Revenue	4.000	05/01/2022	Aa2	100,000	103,334
Johnson City TN Electric Revenue	4.500	05/01/2021	Aa2	50,000	53,578
Metropolitan Government Nashville & Davidson County TN Water & Sewer	5.000	07/01/2026	Aa3	100,000	121,277
Metropolitan Government Nashville & Davidson County TN Water & Sewer	5.250	01/01/2019	Aa2	125,000	139,663
New Market Utility District Jefferson County TN Waterworks	4.000	06/01/2016	A3	100,000	100,561
New Market Utility District Jefferson County TN Waterworks	4.000	06/01/2017	A3	100,000	103,589

					1,712,057
REFUNDING BONDS
12.80% of Net Assets
Memphis TN General Improvement	5.000	11/01/2023	Aa2	350,000	434,942
Metropolitan Government Nashville & Davidson County TN	5.000	07/01/2021	Aa2	175,000	203,180
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2024	Aa2	100,000	113,899
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2023	Aa2	110,000	121,662
Polk County TN Refinancing	5.000	05/01/2020	A2	150,000	156,482
Rhea County TN	3.000	04/01/2018	A1	200,000	207,336
Unicoi County TN Refunding	5.250	04/01/2019	A1	200,000	221,734

					1,459,234
SCHOOL IMPROVEMENT BONDS
9.05% of Net Assets
Gibson County Special School District	5.000	04/01/2021	AA*	250,000	294,505
Lincoln County TN	5.250	04/01/2019	Aa3	200,000	224,112
Rhea County TN	4.000	04/01/2025	A1	250,000	277,243
Robertson County TN School and Public Improvement	4.000	06/01/2019	AA*	100,000	109,656
Sumner County TN	5.000	12/01/2025	AA+*	100,000	126,302

					1,031,818
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
7.82% of Net Assets
Blount County TN Public Building Authority	4.000	06/01/2020	Aa2	150,000	163,353
Blount County TN Public Building Authority	5.000	06/01/2021	Aa2	175,000	196,880
Claiborne County TN Public Improvement	5.000	04/01/2017	NR	145,000	150,994
Gallatin County Capital Outlay Notes	4.625	01/01/2019	AA+*	100,000	109,893
Memphis TN Refunding General Improvement	5.000	10/01/2017	Aa2	100,000	106,390
Sevier County TN Public Building Authority	5.000	06/01/2018	AA-*	150,000	163,131

					890,642
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.97% of Net Assets
Franklin County TN Health & Educational Facilities Board	4.000	09/01/2019	A+*	350,000	383,201
Franklin County TN Health & Educational Facilities Board	4.000	09/01/2024	A+*	135,000	151,528
Shelby County TN Health Educational & Housing Facilities Rhodes College	5.000	08/01/2022	A1	120,000	145,202

					679,931
STATE AND LOCAL MORTGAGE/HOUSING BONDS
2.95% of Net Assets
TN Housing Development Agency	4.800	07/01/2024	Aa1	120,000	123,299
TN Housing Development Agency Homeownership Program	1.900	07/01/2019	Aa1	210,000	212,585

					335,884

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds — 100% of Net Assets March 31, 2016	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
HOSPITAL AND HEALTHCARE
2.54% of Net Assets
Shelby County TN Health Educational & Housing Facilities	4.250	09/01/2020	A-*	265,000	289,645

AIRPORT BONDS
1.02% of Net Assets
Metropolitan Nashville Airport Authority	4.000%	07/01/2023	A1	100,000	116,291

ESCROWED TO MATURITY BONDS
.23% of Net Assets
Claiborne County TN Public Improvement	5.000	04/01/2017	NR	25,000	26,062

Total Investments 98.77% of Net Assets (cost $10,901,515) (See (a) below for further explanation)					$11,252,848

Other assets in excess of liabilities 1.23%					140,391

Net Assets 100%					$11,393,239

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
NR	Not Rated

(a)	Cost for federal income tax purposes is $10,901,515 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$353,094
Unrealized depreciation	(1,760)

Net unrealized appreciation	$351,334

Other Information

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	11,252,848
Level 3	Significant Unobservable Inputs	—

$11,252,848

The Fund held no investments or other financial instruments as of March 31, 2016 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending March 31,2016.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

DUPREE MUTUAL FUNDS – INTERMEDIATE GOVERNMENT BOND SERIES SCHEDULE OF PORTFOLIO INVESTMENTS U.S. Government Securities and Agencies — 100% of Net Assets March 31, 2016	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
FEDERAL FARM CREDIT
59.57% of Net Assets
Federal Farm Credit Bank	5.250%	10/25/2022	Aaa	$1,500,000	$1,824,156
Federal Farm Credit Bank	5.050	12/21/2021	Aaa	370,000	441,924
Federal Farm Credit Bank	5.840	07/20/2022	Aaa	2,650,000	3,293,826
Federal Farm Credit Bank	5.250	05/10/2022	Aaa	2,000,000	2,414,760
Federal Farm Credit Bank	5.125	11/28/2022	Aaa	2,000,000	2,418,308

					10,392,974
FEDERAL HOME LOAN BANK
30.13% of Net Assets
Federal Home Loan Bank	5.365	09/09/2024	Aaa	1,750,000	2,195,377
Federal Home Loan Bank	5.000	12/10/2021	Aaa	500,000	593,199
Federal Home Loan Bank	5.750	06/10/2022	Aaa	2,000,000	2,467,708

					5,256,284
FEDERAL NATIONAL MORTGAGE ASSOCIATION
7.06% of Net Assets
Federal National Mortgage Association	8.100	08/12/2019	Aaa	1,000,000	1,232,520

Total Investments 96.76% of Net Assets (cost $15,501,950) (See (a) below for further explanation)					$16,881,778

Other assets in excess of liabilities 3.24%					564,625

Net Assets 100%					$17,446,403

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
NR	Not Rated

(a)	Cost for federal income tax purposes is $15,501,950 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,379,827
Unrealized depreciation	—

Net unrealized appreciation	$1,379,827

Other Information

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Government Agencies
Level 1	Quoted Prices	—
Level 2	Other Significant Observable Inputs	$16,881,778
Level 3	Significant Unobservable Inputs	—

$16,881,778

The Fund held no investments or other financial instruments as of March 31, 2016 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending March 31, 2016.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

DUPREE MUTUAL FUNDS – TAXABLE MUNICIPAL BOND SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Taxable Municipal Bonds — 100% of Net Assets March 31, 2016	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
32.27’% of Net Assets
Buncombe County NC Limited Obligation Build America	6.800%	06/01/2030	Aa2	$250,000	$289,485
Colorado State Certificates of Participation Build America	6.450	09/15/2039	Aa2	130,000	167,838
Decatur GA Urban Redevelopment Agency Revenue Build America	6.920	01/01/2038	Aa2	150,000	173,540
Franklin County OH Convention Facilities Authority	6.640	12/01/2042	Aa2	240,000	306,869
Grand Junction CO Certificates of Participation Build America	7.500	12/01/2030	A+*	500,000	583,045
Metropolitan Government Nashville & Davidson County TN	7.431	07/01/2043	A1	90,000	123,028
Pennington County SD Certificates of Participation Build America	7.200	06/01/2037	Aa2	750,000	873,038
Pompano Beach FL Certificates of Participation	5.579	01/01/2040	A1	225,000	245,444
Rhode Island Convention Center	6.060	05/15/2035	Aa3	70,000	80,760
Sarasota County FL Capital Improvement Revenue Build America	7.016	10/01/2040	AA+*	710,000	837,380

					3,680,426
MUNICIPAL UTILITY REVENUE BONDS
26.30% of Net Assets
Altoona PA Water Authority Sewer Revenue Build America	7.064	12/01/2040	AA*	500,000	575,150
Davie FL Water & Sewer Revenue Build America	6.849	10/01/2040	Aa3	40,000	47,137
FL State Utility Revenue	6.548	10/01/2040	A2	60,000	67,024
Heber UT Light & Power Build America	7.000	12/15/2030	A2	375,000	430,410
Metrolpolitan Government Nashville & Davidson County TN Recovery Zone	6.693	07/01/2041	Aa3	200,000	276,744
Pigeon Forge TN Build America Recovery Zone	7.125	06/01/2040	AA*	300,000	388,458
Sedalia MO Certificates of Participation Build America	7.300	06/01/2035	AA*	500,000	551,210
West Knox Utilities District Knox County TN Water and Sewer	6.900	06/01/2040	AA+*	400,000	487,712
Williamsport PA Municipal Water Authority Build America	6.100	01/01/2040	A2	60,000	63,403
York County VA Sewer Revenue Build America	6.607	06/01/2040	Aa3	100,000	112,521

					2,999,769
SCHOOL IMPROVEMENT BONDS
14.31% of Net Assets
Armstrong School District PA Build America	7.000	03/15/2041	AA*	750,000	862,208
CO State Building Excellent Schools Today Certificates of Participation	7.017	03/15/2031	Aa2	400,000	477,740
Jefferson County TN Build America Bonds	6.625	06/01/2040	Aa3	250,000	291,540

					1,631,488
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
10.60% of Net Assets
KY State Property & Buildings Build America	5.921	11/01/2030	Aa3	250,000	298,373
Lincoln AL Build America Recovery Zone	6.800	06/01/2040	AA*	500,000	558,490
Scottsboro AL Build America Bonds	6.400	11/01/2040	A2	250,000	277,650
Utah County UT Excise Tax Revenue	7.130	12/01/2039	AA-*	65,000	74,813

					1,209,326
HOSPITAL AND HEALTHCARE REVENUE BONDS
4.51% of Net Assets
Midland County TX Hospital District	6.440	05/15/2039	Aa2	185,000	231,296
University NC Chapel Hill Hospital Revenue Build America	6.329	02/01/2031	Aa3	250,000	283,203

					514,499
TURNPIKES/TOLLROAD/HIGHWAY BONDS
2.99% of Net Assets
FL State Turnpike Authority Turnpike Revenue Build America	6.800	07/01/2039	Aa2	300,000	341,019

					341,019
MARINA/PORT AUTHORITY REVENUE BONDS
2.35% of Net Assets
Miami Dade County FL Special Obligation	7.500	04/01/2040	Aa3	200,000	268,058

SALES TAX REVENUE
2.20% of Net Assets
Amarillo TX Hotel Occupancy Tax Revenue	4.250	08/15/2043	AA*	250,000	250,690

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.16% of Net Assets
Mesa State College CO Auxiliary Facilities Build America	6.746	05/15/2042	Aa2	100,000	132,239

Total Investments 96.69% of Net Assets (cost $9,641,219) (See (a) below for further explanation)					$11,027,514

Other assets in excess of liabilities 3.31%					377,114

Net Assets 100%					$11,404,628

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
NR	Not Rated

(a)	Cost for federal income tax purposes is $9,641,219 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,386,295
Unrealized depreciation	—

Net unrealized appreciation	$1,386,295

DUPREE MUTUAL FUNDS – TAXABLE MUNICIPAL BOND SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Taxable Municipal Bonds — 100% of Net Assets March 31, 2016	UNAUDITED

Other Information

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Taxable Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	11,027,514
Level 3	Significant Unobservable Inputs	—

$11,027,514

The Fund held no investments or other financial instruments as of March 31, 2016 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending March 31, 2016.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

Item 2.	Controls and Procedures.

On April 28, 2016 the Registrant’s Executive Vice President and Treasurer assessed the disclosure controls and procedures to evaluate the effectiveness of the Registrant’s disclosure controls and procedures designed to ensure that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms. Disclosure controls and procedures include, without limitation, controls and procedures designed to ensure that information required to be disclosed by an investment company in the reports that it files on Form N-Q is accumulated and communicated to the investment company’s management, including its principal executive and principal financial officers or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

Further, on April 28, 2016 the Registrant’s Executive Vice President and Treasurer assessed the internal control over financial reporting to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles and includes those policies and procedures that: (1) pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the investment company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the investment company are being made only in accordance with authorizations of management and trustees of the investment company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the investment company’s assets that could have a material effect on the financial statements.

The Registrant’s Executive Vice President and Treasurer have deemed the controls and procedures and the internal control over financial reporting effective. There were no changes in the Registrant’s disclosure controls and procedures or internal control over financial reporting that occurred during the third quarter of the fiscal year that materially affected or is reasonably likely to materially affect the Registrant’s financial statements.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dupree Mutual Funds

/s/ Michelle M. Dragoo
By: Michelle M. Dragoo, Vice President, Secretary, Treasurer
Date: May 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Allen E. Grimes
By: Allen E. Grimes, III, Executive Vice President
Date: May 2, 2016

/s/ Michelle M. Dragoo
By: Michelle M. Dragoo, Vice President, Secretary, Treasurer
Date: May 2, 2016